Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Sep. 20, 2013
Document Information [Line Items]
Entity Registrant Name	Kentucky First Federal Bancorp
Entity Central Index Key	0001297341
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	KFFB
Entity Common Stock, Shares Outstanding		8,529,178
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 27

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash and due from financial institutions	$ 4,537	$ 1,244
Interest-bearing demand deposits	12,003	4,491
Cash and cash equivalents	16,540	5,735
Interest-bearing deposits in other financial institutions	0	100
Securities available for sale	205	189
Securities held-to-maturity, at amortized cost- approximate fair value of $12,354 and $5,144 at June 30, 2013 and 2012, respectively	12,232	4,756
Loans held for sale	196	481
Loans, net of allowance of $1,310 and $875 at June 30, 2013 and 2012, respectively	262,491	182,473
Real estate owned, net	1,163	2,445
Premises and equipment, net	4,608	2,644
Federal Home Loan Bank stock, at cost	7,732	5,641
Accrued interest receivable	919	497
Bank-owned life insurance	2,787	2,697
Goodwill	14,507	14,507
Prepaid FDIC assessments	0	246
Prepaid federal income taxes	0	30
Prepaid expenses and other assets	682	508
Total assets	324,062	222,949
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	230,981	134,552
Federal Home Loan Bank advances	24,310	27,065
Advances by borrowers for taxes and insurance	562	487
Accrued interest payable	36	64
Accrued federal income taxes	45	0
Deferred federal income taxes	241	774
Deferred revenue	641	648
Other liabilities	624	506
Total liabilities	257,440	164,096
Commitments and contingencies
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding	0	0
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Unearned employee stock ownership plan (ESOP)	(1,626)	(1,772)
Treasury shares at cost, 22,886 and 826,375 common shares at June 30, 2013 and 2012, respectively	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders' equity	66,622	58,853
Total liabilities and shareholders' equity	$ 324,062	$ 222,949

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Held-to-maturity securities, fair value (in dollars)	$ 12,354	$ 5,144
Loans and leases receivable, allowance (in dollars)	$ 1,310	$ 875
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,596,064	8,596,064
Treasury stock, shares	22,886	826,375

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest income
Loans	$ 11,466	$ 9,664
Mortgage-backed securities	185	256
Other securities	17	1
Interest-bearing deposits and other	290	235
Total interest income	11,958	10,156
Interest expense
Deposits	1,255	1,567
Borrowings	431	612
Total interest expense	1,686	2,179
Net interest income	10,272	7,977
Provision for loan losses	662	139
Net interest income after provision for loan losses	9,610	7,838
Non-interest income
Gains on sales of loans	200	23
Earnings on bank-owned life insurance	90	90
Net gains on sales of real estate owned	82	1
Unrealized loss-other real estate	(25)	(67)
Bargain purchase gain	958	0
Other	220	93
Total non-interest income	1,525	140
Non-interest expense
Salaries and employee benefits	4,289	3,238
Occupancy and equipment	410	355
Legal fees	199	365
Outside service fees	276	267
Data processing	379	241
Audit and accounting	147	84
Federal deposit insurance	201	144
Franchise and other taxes	225	182
Amortization of intangible assets	0	87
Real estate owned expense, net	33	(14)
Other operating	752	474
Total non-interest expense	6,911	5,423
Income before income taxes	4,224	2,555
Federal income taxes
Current	1,095	1,087
Deferred	213	(247)
Total federal income taxes	1,308	840
NET INCOME	$ 2,916	$ 1,715
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.37	$ 0.23

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net income	$ 2,916	$ 1,715
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities available for sale during the year, net of tax (benefit) of $10 and $0 in 2013 and 2012, respectively	20	0
Comprehensive income	$ 2,936	$ 1,715

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Tax portion of unrealized holding gains (losses) on securities designated as available for sale	$ 10	$ 0

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Unearned Employee Stock Ownership Plan ESOP [Member]	Treasury shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 30, 2011	$ 58,697	$ 86	$ 36,907	$ 31,860	$ (1,989)	$ (8,170)	$ 3
Net income	1,715	0	0	1,715	0	0	0
Allocation of ESOP shares	180	0	(37)	0	217	0	0
Acquisition of shares for Treasury	(135)	0	0	0	0	(135)	0
Unrealized gains on securities designated as available for sale, net of related tax effects	0
Cash dividends of $0.40 per common share	(1,604)	0	0	(1,604)	0	0	0
Balance at Jun. 30, 2012	58,853	86	36,870	31,971	(1,772)	(8,305)	3
Net income	2,916	0	0	2,916	0	0	0
Allocation of ESOP shares	149	0	3	0	146	0	0
Acquisition of shares for Treasury	(61)	0	0	0	0	(61)	0
Unrealized gains on securities designated as available for sale, net of related tax effects	20	0	0	0	0	0	20
Acquisition of CKF Bancorp, net of fractional shares	6,028	0	(2,141)	0	0	8,169	0
Cash dividends of $0.40 per common share	(1,283)	0	0	(1,283)	0	0	0
Balance at Jun. 30, 2013	$ 66,622	$ 86	$ 34,732	$ 33,604	$ (1,626)	$ (197)	$ 23

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Common Stock, Dividends, Per Share, Cash Paid	$ 0.4	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 2,916	$ 1,715
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	231	189
Amortization of discounts and premiums on investment securities, net	139	0
Amortization of deferred loan origination (fees) costs	10	8
Amortization of premiums on FHLB advances	(84)	(12)
Amortization of premiums on deposits	(346)	0
Amortization of core deposit intangibles	0	87
Net gain on sale of loans	(200)	(23)
Write down of real estate owned	25	0
Net loss (gain) on real estate owned	0	67
Net gain on sale of equipment	0	(3)
Deferred gain on sale of real estate acquired through foreclosure	(7)	(17)
ESOP compensation expense	146	180
Earnings on bank-owned life insurance	(90)	(90)
Provision for loan losses	662	139
Origination of loans held for sale	(4,126)	(875)
Proceeds from loans held for sale	4,611	417
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	13	41
Prepaid expenses and other assets	449	50
Accrued interest payable	(46)	(27)
Accounts payable and other liabilities	102	(148)
Federal income taxes
Current	110	(8)
Deferred	213	(247)
Net cash provided by operating activities	4,728	1,443
Cash flows from investing activities:
Acquisition of CKF Bancorp, net	(3,352)	0
Purchase of available-for-sale securities	0	(12,500)
Purchase of held-to-maturity securities	(14,000)	0
Investment securities maturities, prepayments and calls:
Held to maturity	17,163	2,054
Available for sale	26	12,514
Loans originated for investment, net of principal collected	15,592	2,456
Proceeds from sale of real estate owned	504	177
Additions to premises and equipment, net	(76)	(163)
Net cash provided by investing activities	15,857	4,538
Cash flows from financing activities:
Net change in deposits	(4,702)	(5,388)
Payments by borrowers for taxes and insurance, net	45	16
Proceeds from Federal Home Loan Bank advances	22,500	29,000
Repayments on Federal Home Loan Bank advances	(32,310)	(27,184)
Reissuance of treasury stock at less than cost	6,031	0
Treasury stock repurchases	(61)	(135)
Dividends paid on common stock	(1,283)	(1,604)
Net cash used in financing activities	(9,780)	(5,295)
Net increase (decrease) in cash and cash equivalents	10,805	686
Beginning cash and cash equivalents	5,735	5,049
Ending cash and cash equivalents	16,540	5,735
Supplemental disclosure of cash flow information:
Federal income taxes	960	1,090
Interest on deposits and borrowings	2,144	2,218
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	2,203	96
Loans disbursed upon sales of real estate acquired through foreclosure	$ 2,563	$ 2,375

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Kentucky First Federal Bancorp (the “Company”) is a savings and loan holding company whose activities are primarily limited to holding the stock and managing the operations of First Federal Savings and Loan Association of Hazard, Kentucky (“First Federal of Hazard”) and Frankfort First Bancorp, Inc., (“Frankfort First”) the holding company for First Federal Savings Bank of Frankfort (“First Federal of Frankfort”). First Federal of Hazard and First Federal of Frankfort are collectively referred to herein as “the Banks.” First Federal of Hazard is a community-oriented savings and loan association dedicated to serving consumers in Perry and surrounding counties in eastern Kentucky, while First Federal of Frankfort operates through six banking offices located in Frankfort, Danville and Lancaster, Kentucky. Both institutions engage primarily in the business of attracting deposits from the general public and applying those funds to the origination of loans for residential and consumer purposes. First Federal of Frankfort also originates, to a lesser extent, church loans, home equity and other loans. Other than a predominance of one- to four-family residential property, which is common in most thrifts, there are no significant concentrations of loans to any one industry or customer. However, the customers’ ability to repay their loans is dependent on the real estate and general economic conditions in the Banks’ specific operating areas. The Banks’ profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and investments) and the interest expense paid on interest-bearing liabilities (i.e. customer deposits and borrowed funds). Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Banks can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The following is a summary of the Company’s significant accounting policies which have been consistently applied in the preparation of the accompanying consolidated financial statements.

1. Principles of Consolidation: The consolidated financial statements include the accounts of the Company, First Federal of Hazard, Frankfort First and First Federal of Frankfort. All significant intercompany accounts and transactions have been eliminated in consolidation.

2. Use of Estimates: The consolidated financial information presented herein has been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP.”) To prepare financial statements in conformity with U.S. GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, goodwill, loan servicing rights, deferred tax assets, acquisition method accounting adjustments and fair values of financial instruments are particularly subject to change.

3. Securities: Debt securities are classified as held to maturity or available for sale. Securities classified as held to maturity are to be carried at cost only if the Company has the positive intent and ability to hold these securities to maturity. Securities designated as available for sale are carried at fair value with resulting unrealized gains or losses recorded to shareholders’ equity, net of tax. Realized gains and losses on sales of securities are recognized using the specific identification method.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

4. Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, adjusted for deferred loan origination fees, discounts on purchased loans, adjustments due to reduced collateral value on troubled loans and the allowance for loan losses. Interest income is accrued on the unpaid principal balance unless the collectibility of the loan is in doubt. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income on one- to four-family residential loans is generally discontinued at the time a loan is 180 days delinquent and on other loans at the time a loan is 90 days delinquent. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to non-accrual status in accordance with the Company’s policy, typically 90 days after the loan becomes delinquent.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

5. Loans held for sale and Mortgage Servicing Rights: Loans held for sale are carried at the lower of cost (less principal payments received) or fair value, calculated on an aggregate basis. At June 30, 2013 the Company had $196,000 in loans held for sale, while at June 30, 2012 the Company had $481,000 in loans held for sale.

In selling loans, the Company utilizes a program with the Federal Home Loan Bank, retaining servicing on loans sold. Mortgage servicing rights on originated loans that have been sold are initially recorded at fair value. Capitalized servicing rights are amortized in proportion to and over the period of estimated servicing revenues. The Company recorded amortization related to mortgage servicing rights totaling $28,000 and $22,000 during the years ended June 30, 2013 and 2012, respectively. The carrying value of the Company’s mortgage servicing rights, which approximated fair value, totaled approximately $105,000 and $101,000 at June 30, 2013 and 2012, respectively.

The Company was servicing mortgage loans of approximately $13.2 million and $12.6 million that had been sold to the Federal Home Loan Bank at June 30, 2013 and 2012, respectively. During the fiscal year ended June 30, 2013, we sold $4.1 million in loans under the FHLB program and the average balance of loans serviced was $12.7 million.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with other non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $35,000 and $34,000 for the years ended June 30, 2013 and 2012, respectively. Late fees and ancillary fees related to loan servicing are not material.

6. Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loss experience, the nature and volume of the portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers all loans and is based on historical loss experience adjusted for current factors. In consultation with regulators, the Company considers a time frame of two years when estimating the appropriate level of allowance for loan losses. This period may be shortened or extended based on anticipated trends in the bank or in the bank’s markets. In the calculation of our general valuation allowance we consider the potential for outdated appraisal values to be of minimal risk and, therefore, do not attribute a specific factor to it.

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent eight quarters. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.

These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; economic trends and conditions; industry conditions; and effects of changes in credit concentrations. Our portfolio segments include residential real estate, nonresidential real estate and land, loans on deposits and consumer and other loans. Risk factors associated with our portfolio segments are as follows:

Residential Real Estate

Our primary lending activity is the origination of mortgage loans, which enable a borrower to purchase or refinance existing homes in the Banks’ respective market areas. We further classify our residential real estate loans as one- to four-family (owner-occupied vs nonowner-occupied), multi-family or construction. We believe that our first mortgage position on loans secured by residential real estate presents lower risk than our other loans, with the exception of loans on deposits.

We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to30 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value with a traditional first mortgage and a second mortgage (bearing a higher rate of interest) on the additional 10% of the value.

We offer loans on one- to four-family rental properties at a maximum of 80% loan-to-value (“LTV”) ratio and we generally charge a slightly higher interest rate on such loans.

We also originate loans to individuals to finance the construction of residential dwellings for personal use or for use as rental property. We occasionally lend to builders for construction of speculative or custom residential properties for resale, but on a limited basis. Construction loans are generally less than one year in length, do not exceed 80% of the appraised value, and provide for the payment of interest only during the construction phase. Funds are disbursed as progress is made toward completion of the construction.

Multi-family and Nonresidential Loans

We offer mortgage loans secured by residential multi-family (five or more units), and nonresidential real estate. Nonresidential real estate loans are comprised generally of commercial office buildings, churches and properties used for other purposes. Generally, these loans are originated for 25 years or less and do not exceed 75% of the appraised value. Loans secured by multi-family and commercial real estate generally have larger balances and involve a greater degree of risk than one- to four-family residential mortgage loans. These loans depend on the borrower’s creditworthiness and the feasibility and cash flow potential of the project. Payments on loans secured by income properties often depend on successful operation and management of the properties. As a result, repayment on such loans may be subject to a greater extent to adverse conditions in the real estate market or economy than owner-occupied residential loans.

Consumer lending

Our consumer loans include home equity lines of credit, loans secured by savings deposits, automobile loans, and unsecured loans. Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium rate. Loans secured by savings are originated up to 90% of the depositor’s savings account balance and bear interest at a rate higher than the rate paid on the deposit account. Because the deposit account must be pledged as collateral to secure the loan, the inherent risk of this type of loan is minimal. Loans secured by automobiles are made directly to consumers (there are no relationships with dealers) and are based on the value of the vehicle and the borrower’s creditworthiness. Vehicle loans present a higher level of risk because of the natural decline in the value of the property as well as its mobility. Unsecured loans are based entirely on the borrower’s creditworthiness and present the highest level of risk to the bank.

The Banks account for impaired loans by determining the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral, reduced by estimated selling costs.

A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Although most of our loans are secured by collateral, we rely heavily on the capacity of our borrowers to generate sufficient cash flow to service their debt. As a result, our loans do not become collateral-dependent until there is deterioration in the borrower’s cash flow and financial condition, which makes it necessary for us to look to the collateral for our sole source of repayment. Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment under the policy at that time.

We utilize updated independent appraisals to determine fair value for collateral-dependent loans, adjusted for estimated selling costs, in determining our specific reserve. In some situations management does not secure an updated independent appraisal. These situations may involve small loan amounts or loans that, in management’s opinion, have an abnormally low loan-to-value ratio.

With respect to the Banks’ investment in troubled debt restructurings, multi-family and nonresidential loans, and the evaluation of impairment thereof, such loans are nonhomogenous and, as such, may be deemed to be collateral-dependent when they become more than ninety days delinquent. We obtain updated independent appraisals in these situations or when we suspect that the previous appraisal may no longer be reflective of the property’s current fair value. This process varies from loan to loan, borrower to borrower, and also varies based on the nature of the collateral.

7.  Federal Home Loan Bank Stock: The banks are members of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

8.   Real Estate Owned: Real estate acquired through or instead of foreclosure is initially recorded at fair value less estimated selling expenses at the date of acquisition, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequently, the carrying value is adjusted through a valuation allowance and the amount is recorded through expense. Costs relating to holding real estate owned, net of rental income, are charged against earnings as incurred.

9.  Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment.

10.  Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. Neither of the Banks are subject to state income tax in the Commonwealth. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2009.

11.    Retirement and Employee Benefit Plans: The Banks each participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $196.5 million and $299.7 million for the plan years ended June 30, 2012 and 2011, respectively. Our contributions for fiscal 2013 and 2012 was not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ ages and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $900,000 and $742,000 for the fiscal years ended June 30, 2013 and 2012. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2012, the most recent period for which information is available, First Federal of Hazard had a funded status of 100.66%, while First Federal of Frankfort had a funded status of 104.91%. There are no funding improvement plans or surcharges to participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. The expense incurred for the deferred compensation was $9,000 and $17,000 for the fiscal years ended June 30, 2013 and 2012, respectively.

First Federal of Hazard has an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $2.0 million and $2.1 million at June 30, 2013 and 2012, respectively. The Company recorded expense for the ESOP of approximately $139,000 and $180,000 for each of the years ended June 30, 2013 and 2012, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan were 70,620 and 27,047 at June 30, 2013 and 2012, respectively. The amounts contributed to the ESOP were $280,000 and $324,000 for 2013 and 2012.

	For the fiscal year ended
	June 30,
	2013	2012

Allocated shares	97,352	122,249
Shares committed to be released	9,338	9,338
Unearned shares	159,663	178,339
Total ESOP shares	266,353	309,926

Fair value of unearned shares at end of period (dollars in thousands)	$1,287	$1,514

First Federal of Frankfort maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

12. Share-Based Compensation Plans: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of the grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of the grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. In fiscal 2006, the Company initiated the 2005 Equity Incentive Plan (“EIP” or the “Plan”) which provides for two share-based compensation plans, which are described below.

No compensation cost was charged against income for those share-based plans for the fiscal years ended June 30, 2013, or 2012 and, consequently, there was no income tax benefit recognized for either of the fiscal years then ended.

The EIP provides for grants of up to 421,216 stock options. It also provides that one-fifth of the options granted become vested and exercisable on the first five anniversaries of the date of grant. The contractual term of the options is ten years. All option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of grant.

At June 30, 2013, the only options outstanding are related to those granted in the fiscal year 2006.

A summary of the status of the Company’s stock option plan as of June 30, 2013, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

As of June 30, 2013, there was no unrecognized compensation cost related to nonvested stock options granted under the Plan.

The EIP also provides for the purchase of 168,486 shares of common stock and the issuance of such shares in the form of restricted stock awards to members of the board of directors, management and certain employees. Common shares awarded under the restricted stock plan vest over a five year period, commencing with the date of the grant and are expensed based on their fair value at the grant date.

As of June 30, 2013, there were no grants, forfeitures or nonvested shares and no unrecognized compensation cost related to the restricted stock awards.

13. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2013	2012

Net income allocated to common shareholders, basic and diluted	$2,916	$1,715

	2013	2012
Basic
Weighted-average common shares outstanding	7,950,228	7,546,120

Diluted
Weighted-average common shares outstanding (diluted)	7,950,228	7,546,120

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year less average shares in the ESOP that are unallocated and not committed to be released. For fiscal years 2013 and 2012 all options were antidilutive, as the exercise price was greater than the average market price of the common stock.

14.   Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3– Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2013 and 2012. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Agency mortgage-backed: residential	$166	$—	$166	$—
FHLMC stock	39	—	39	—
	$205	$—	$205	$—

2012
Agency mortgage-backed: residential	$189	$—	$189	$—

There were no transfers between levels 1 and 2.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent independent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio).

Other Real Estate

Real estate properties classified as other real estate owned (“OREO”) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2013 and 2012.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Impaired loans
One- to four-family	$8,877	$-	$-	$8,877

Other real estate owned, net
One- to four-family	633	-	-	633
Land	15	-	-	15

2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying value of $213,000, with a valuation allowance of $14,000 at June 30, 2013. At June 30, 2012, impaired loans had a principal balance of $1.5 million, with a valuation allowance of $97,000.

Other real estate owned measured at fair value less costs to sell, had a carrying amount of $648,000 and $881,000 at June 30, 2013 and 2012, respectively, after write-down of $13,000 and $58,000 for the years ended June 30, 2013 and 2012, respectively.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2013:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate
1-4 family	$213	Sales comparison approach	Adjustments for differences between comparable sales	3.1% to 19.8% (4.3%)

Foreclosed and repossessed assets:
1-4 family	$633	Sales comparison approach	Adjustments for differences between comparable sales	0.5% to 18.6% (8.6%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

The following disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. For financial instruments where quoted market prices are not available, fair values are based on estimates using present value and other valuation methods.

The methods used are greatly affected by the assumptions applied, including the discount rate and estimates of future cash flows. Therefore, the fair values presented may not represent amounts that could be realized in an exchange for certain financial instruments.

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value at June 30, 2013 and 2012:

Cash and cash equivalents: The carrying amounts presented in the consolidated balance sheets for cash and cash equivalents are deemed to approximate fair value.

Held-to-maturity securities: For held-to-maturity securities, fair value methods for securities were previously described.

Loans held for sale: Loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value determined by FHLB pricing schedules.

Loans: The loan portfolio has been segregated into categories with similar characteristics, such as one- to four-family residential, multi-family residential and nonresidential real estate. These loan categories were further delineated into fixed-rate and adjustable-rate loans. The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality. For loans on deposit accounts and consumer and other loans, fair values were deemed to equal the historic carrying values.

Federal Home Loan Bank stock: It was not practicable to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Accrued interest receivable: The carrying amount is the estimated fair value.

Deposits: The fair value of NOW accounts, passbook accounts, and money market deposits are deemed to approximate the amount payable on demand. Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities. The historical carrying amount of accrued interest payable on deposits is deemed to approximate fair value.

Advances from the Federal Home Loan Bank: The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by borrowers for taxes and insurance and accrued interest payable: The carrying amount presented in the consolidated statement of financial condition is deemed to approximate fair value.

Commitments to extend credit: For fixed-rate and adjustable-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates. The fair value of outstanding loan commitments at June 30, 2013 and 2012, was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2013 and June 30, 2012 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2013 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$16,540	$16,540			$16,540
Available-for-sale securities	205		$205		205
Held-to-maturity securities	12,232		12,354		12,354
Loans held for sale	196		196		196
Loans receivable - net	262,491			$266,354	266,354
Federal Home Loan Bank stock	7,732				n/a
Accrued interest receivable	919		919		919

Financial liabilities
Deposits	$230,981	$75,982	$155,537		$231,519
Federal Home Loan Bank advances	24,310		26,019		26,019
Advances by borrowers for taxes and insurance	562			$562	562
Accrued interest payable	36		36		36

Loans receivable represents the Company’s most significant financial asset, which is in Level 3 for fair value measurements. A third party provides financial modeling for the Company and results are based on assumptions and factors determined by management.

The carrying amounts and estimated fair values of financial instruments at June 30, 2012, are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497		497		497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

15. Cash and Cash Equivalents: For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.

16. Goodwill: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected March 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

17. Cash Surrender Value of Life Insurance: First Federal of Frankfort has purchased life insurance policies on certain key executives. Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

18. Treasury Stock: Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

19. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2013 and 2012 are summarized as follows:

(in thousands)	2013	2012

Outstanding principal, beginning of year	$797	$865
Changes in composition of related parties	339	—
Principal disbursed during the year	232	53
Principal repaid and refinanced during the year	(122)	(121)
Outstanding principal, end of year	$1,246	$797

Deposits from related parties held by the Company at June 30, 2013 and 2012 totaled $4.8 million and $2.2 million, respectively.

20.   Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

21.   Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

22.   Equity: Stock dividends in excess of 20% are reported by transferring the par value of the stock issued from retained earnings to common stock. Stock dividends for 20% or less are reported by transferring the fair value, as of the ex-dividend date, of the stock issued from retained earnings to common stock and additional paid-in capital. Fractional share amounts are paid in cash with a reduction in retained earnings.

23.   Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.

24. Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

25.   Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation.

26.   New Accounting Standards: In July 2012, the FASB issued an update (ASU No. 2012-02).  The update will allow the Company to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under the update, the Company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the Company determines, based on a qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The update includes a number of events and circumstances for the Company to consider in conducting the qualitative assessment.  The update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if the Company’s financial statements for the most recent annual or interim period have not yet been issued.  The Company did not elect early adoption of this update and has not evaluated to date if any future adoption will have a material impact on the Company’s consolidated financial statements or results of operations.

27. Purchased Credit Impaired Loans: The Company purchases individual loans and groups of loans, some of which have shown evidence of credit deterioration since origination. These purchased credit impaired loans are recorded at the amount paid, such that there is no carryover of the seller’s allowance for loan losses. After acquisition, losses are recognized by an increase in the allowance for loan losses. Such purchased credit impaired loans are accounted for individually or aggregated into pools of loans based on common risk characteristics such as, credit score, loan type, and date of origination. The Company estimates the amount and timing of expected cash flows for each loan or pool, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan or pool (accretable yield). The excess of the loan’s or pool’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference). Over the life of the loan or pool, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

SECURITIES	12 Months Ended
Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2013 and 2012 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrealized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2013
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$162	$4	$-	$166
FHLMC stock	8	31	-	39
	$170	$35	$-	$205

Held-to-maturity Securities
Agency mortgage-backed: residential	$5,341	$210	$49	$5,502
Agency bonds	6,891	-	39	6,852
	$12,232	$210	$88	$12,354

	2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$185	$4	$-	$189

Held-to maturity Securities
Agency mortgage-backed:residential	$4,756	$388	$-	$5,144

The amortized cost and estimated fair value of securities as of June 30, 2013 and 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are shown separately.

	2013		2012
(in thousands)	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost

Available-for-sale Securities
Agency mortgage-backed:residential	$166	$162	$189	$185
FHLMC stock	39	8	—	—
	$205	$170	$189	$185

Held-to-maturity Securities
Agency mortgage-backed: residential	$5,502	$5,341	$5,144	$4,756
Agency bonds	6,852	6,891	-	-
	$12,354	$12,232	$5,144	$4,756

The amortized cost and fair value of held-to-maturity agency bonds at June 30, 2013, are shown by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

(in thousands)	Amortized Cost	Fair Value

Within one year	$1,535	$1,535
One to five years	5,356	5,317
	$6,891	$6,852

There were no sales of securities during the fiscal years ended June 30, 2013 or 2012. At June 30, 2013 the Company had $7.6 million in securities with unrealized losses (all of which were less than 12 months), while at June 30, 2012, the Company had no securities with unrealized losses.

At June 30, 2013, pledged securities totaled $3.1 million, while there are no pledged securities at June 30, 2012.

LOANS	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Financing Receivables [Text Block]
NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2013	2012

Residential real estate
One- to four-family	$209,092	$149,086
Multi-family	14,506	15,495
Construction	1,753	964
Land	2,821	1,259
Farm	1,843	—
Nonresidential real estate	22,092	9,839
Commercial and industrial	3,189	—
Consumer and other
Loans on deposits	2,710	2,281
Home equity	5,757	4,865
Automobile	72	—
Unsecured	708	—
	264,543	183,789

Undisbursed portion of loans in process	(833)	(544)
Deferred loan origination fees (cost)	91	103
Allowance for loan losses	(1,310)	(875)
	$262,491	$182,473

The composition of the loan portfolio at June 30 was as follows:

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2013 and 2012. There were $4.2 million in loans acquired with deteriorated credit quality at June 30, 2013, while there were no such loans at June 30, 2012.

June 30, 2013:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$4,715	$2,989	$7,704	$14	$—	$14
Farm	—	485	485	—	—	—
Nonresidential real estate	—	546	546	—	—	—
Commercial and industrial	—	119	119	—	—	—
Consumer and other
Automobile	—	23	23	—	—	—
	4,715	4,162	8,877	14	—	14

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$201,388	$860	$—	$860
Multi-family			14,506	63	—	63
Construction			1,753	8	—	8
Land			2,821	12	—	12
Farm			1,358	6	—	6
Nonresidential real estate			21,546	94	—	94
Commercial and industrial			3,070	13	—	13
Consumer and other
Loans on deposits			2,710	12	—	12
Home equity			5,757	25	—	25
Automobile			49	—	—	—
Unsecured			708	3	—	3
Unallocated			—	—	200	200
			255,666	1,096	200	1,296
			$264,543	$1,110	$200	$1,310

June 30, 2012:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,757	$97	$—	$97

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$146,329	$468	$—	$468
Multi-family	15,495	49	—	49
Construction	964	3	—	3
Nonresidential real estate and land	11,098	35	—	35
Loans on deposits	2,281	7	—	7
Consumer and other	4,865	16	—	16
Unallocated	—	—	200	200
	181,032	578	200	778
	$183,789	$675	$200	$875

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2013 and 2012:

June 30, 2013:	Unpaid
	Principal	Allowance
	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$7,491	$—	$6,108	$116	$116
Farm	485	—	291	—	—
Nonresidential real estate	546	—	328	—	—
Commercial and industrial	119	—	71	—	—
Consumer and other:
Automobile	23	—	14	—	—
	$8,664	$—	$6,812	$116	$116

With an allowance recorded:
Residential real estate:
One- to four-family	213	14	117	—	—
Total	$8,877	$14	$6,929	$116	$116

June 30, 2012:	Unpaid
	Principal	Allowance
	Balance and	for Loan	Average	Interest
	Recorded	Losses	Recorded	Income	Cash
(in thousands)	Investment	Allocated	Investment	Recognized	Received

With no related allowance recorded:
One- to four-family	$1,222	$—	$889	$45	$45

With an allowance recorded:
One- to four-family	1,535	97	1,434	27	27
Total	$2,757	$97	$2,323	$72	$72

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of June 30, 2013 and 2012:

	June 30, 2013		June 30, 2012
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$5,989	$1,972	$1,593	$201

Troubled Debt Restructurings:

During the year ended June 30, 2013, the terms of 29 loans were modified as a troubled debt restructuring (“TDR.”) Ten of the loans were classified as TDRs because the borrower filed Chapter 7 bankruptcy without reaffirming their personal obligation to pay the debt. The other loans were modified because the borrower was exhibiting financial difficulty in making the original debt payments. Some of the loans are modified to lower the interest rate to prevailing rates offered by the bank at the time, while some other loans have the terms extended to provide the borrower with lower monthly payments.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The following table presents loans by class modified as TDRs as of June 30, 2013, and their performance, by modification type:

(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms

Residential Real Estate:
1-4 Family	33	$3,115	$3,123	$827	$2,043

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2013, and had $2,000 of specific reserves at June 30, 2012. At June 30, 2013, $2.2 million in TDR loans were on nonaccrual status. The Company had no commitments to lend additional amounts as of June 30, 2013 and 2012, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had one TDR loan to default during the year just ended. This loan, which was considered a TDR because of a bankruptcy without reaffirmation by the borrower, had a carrying value of $474,000, and was in the process of foreclosure at June 30, 2013. Subsequent to June 30, 2013, the Company was notified that a credit with a carrying value of $624,000 had filed for bankruptcy.

The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2013 and 2012, by class of loans:

June 30, 2013:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$5,290	$5,034	$10,324	$198,768	$209,092
Multi-family	—	—	—	14,506	14,506
Construction	42	—	42	1,711	1,753
Land	—	—	—	2,821	2,821
Farm	—	—	—	1,843	1,843
Nonresidential real estate	35	140	175	21,917	22,092
Commercial and industrial	—	—	—	3,189	3,189
Consumer and other:
Loans on deposits	—	—	—	2,710	2,710
Home equity	23	23	46	5,711	5,757
Automobile	29	—	29	43	72
Unsecured	—	48	48	660	708
Total	$5,419	$5,245	$10,664	$253,879	$264,543

June 30, 2012:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,332	$1,794	$6,126	$142,960	$149,086
Multi-family	—	—	—	15,495	15,495
Construction	—	—	—	964	964
Nonresidential real estate and land	—	—	—	11,098	11,098
Loans on deposits	—	—	—	2,281	2,281
Consumer and other	—	—	—	4,865	4,865
Total	$4,332	$1,794	$6,126	$177,663	$183,789

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2013, and 2012, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2013:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$4,923	$9,832	$—	$194,337
Multi-family	12,956	—	1,550	—	—
Construction	1,753	—	—	—	—
Land	2,050	—	771	—	—
Farm	1,843	—	—	—	—
Nonresidential real estate	19,246	—	2,846	—	—
Commercial and industrial	3,071	—	118	—	—
Consumer and other:
Loans on deposits	2,710	—	—	—	—
Home equity	5,757	—	—	—	—
Automobile	37	—	35	—	—
Unsecured	681	27	—	—	—

June 30, 2012:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$64	$3,057	$—	$145,965
Multi-family	12,692	—	2,803	—	—
Construction	964	—	—	—	—
Nonresidential real estate and land	10,831	267	—	—	—
Loans on deposits	—	—	—	—	2,281
Consumer and other	—	—	—	—	4,865

The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2013	2012

Balance at beginning of year	$875	$764
Provision for losses on loans	662	139
Charge-offs	(227)	(28)
Balance at end of year	$1,310	$875

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2013 and 2012:

June 30, 2013:
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$565	$535	$(229)	$—	$871
Multi-family	49	14	—	—	63
Construction	3	5	—	—	8
Land	—	12	—	—	12
Farm	—	6	—	—	6
Nonresidential real estate	35	59	—	—	94
Commercial and industrial	—	13	—	—	13
Consumer and other:
Loans on deposits	7	5	—	—	12
Home equity	16	9	—	—	25
Automobile	—	—	—	—	—
Unsecured	—	4	—	2	6
Unallocated	200	—	—	—	200
Totals	$875	$662	$(229)	$2	$1,310

June 30, 2012:
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$490	$79	$(4)	$—	$565
Multi-family	11	38	—	—	49
Construction	5	(2)	—	—	3
Nonresidential real estate and land	36	(1)	—	—	35
Loans on deposits	8	(1)	—	—	7
Consumer and other	14	26	(24)	—	16
Unallocated	200	—	—	—	200
Totals	$764	$139	$(28)	$—	$875

Purchased Loans:

The Company purchased loans during the fiscal year just ended for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a credit quality component of $1.2 million, is as follows:

(in thousands)	2013

Residential real estate:
One- to four-family	$2,989
Land	485
Nonresidential real estate	546
Commercial non-mortgage loans	119
Consumer loans	23
Outstanding balance	$4,162

Accretable yield, or income expected to be collected, is as follows

(in thousands)

Balance at July 1, 2012	$—
New loans purchased	1,423
Accretion of income	(129)
Reclassifications from nonaccretable difference	—
Disposals	—
Balance at June 30, 2013	$1,294

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the year ended June 30, 2013, nor were any allowance for loan losses reversed during that year.

REAL ESTATE OWNED	12 Months Ended
Jun. 30, 2013
Real Estate [Abstract]
Real Estate Owned [Text Block]
NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2013	2012

Balance at beginning of year	$2,445	$4,304
Acquired from CKF Bancorp	1,632	—
Additions	367	96
Impairment charges	(25)	(67)
Disposals	(3,256)	(1,888)
Balance at end of year	$1,163	$2,445

PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2013	2012

Land	$1,493	$860
Buildings and improvements	6,454	3,842
Furniture and equipment	1,949	1,097
Automobiles	29	29
	9,925	5,828
Less: accumulated depreciation	5,317	3,184
Balance at end of year	$4,608	$2,644

DEPOSITS	12 Months Ended
Jun. 30, 2013
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]
NOTE F - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2013	2012

Non-interest bearing checking accounts	$3,807	$1,704
Checking accounts	11,526	7,615
Savings accounts	47,050	36,913
Money market demand deposits	13,664	4,837
Total demand, transaction and passbook deposits	76,047	51,069
Certificates of deposit:
Original maturities of:
Less than 12 months	95,967	3,940
12 months to 36 months	49,278	72,405
More than 36 months	9,689	7,138
Total certificates of deposit	154,934	83,483
Total deposits	$230,981	$134,552

At June 30, 2013 and 2012, the Banks had certificate of deposit accounts with balances equal to or in excess of $100,000 totaling approximately $62.6 million and $28.7 million, respectively.

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2013

2014	$94,560
2015	34,586
2016	15,743
2017	5,778
2018 and thereafter	4,270
$154,934

ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Jun. 30, 2013
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Abstract]
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Text Block]
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2013 and 2012 by pledges of certain residential mortgage loans totaling $31.6 million and $38.2 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2013
(in thousands)
2014	$14,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020	189
2021-2031	514
$24,255
Premium assigned to borrowings in CKF Bancorp acquisition, net of amortization	55
$24,310

At June 30, 2013 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.17%.

Maturing year ended June 30, 2012
(in thousands)
2013	$9,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020-2030	703
$27,065

At June 30, 2012 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.27%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Based on collateral composed of first mortgage loans and the Company’s holdings of FHLB stock, the Company was eligible to borrow up to $110.9 million as of June 30, 2013.

FEDERAL INCOME TAXES	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE H - FEDERAL INCOME TAXES

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2013 and 2012, as follows:

(in thousands)	2013	2012

Federal income taxes at the statutory rate	$1,436	$869
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(30)	(30)
Bargain purchase gain	(326)	-
Merger-related expenses	225	—
Other	3	1
	$1,308	$840

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2013	2012

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$445	$297
Deferred compensation and benefits	239	257
Charitable contributions	3	3
Fair value accounting adjustments on acquisition	1,187	—
Nonaccrued interest on loans	87	21
Other real estate owned adjustments	330	259
Other	9	—
Total deferred tax assets	2,300	837

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,541)	(1,074)
Deferred loan origination costs	(25)	(32)
Loan servicing rights	(23)	(12)
Fair value accounting adjustments on acquisition	(760)	(463)
Unrealized gain on investments	(12)	—
Depreciation	(150)	(30)
Total deferred tax liabilities	(2,511)	(1,611)
Net deferred tax liability	$(211)	$(774)

Prior to 1997, the Banks were allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, and subject to certain limitations based on aggregate loans and deposit account balances at the end of the year. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in excess of accumulated earnings and profits, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at June 30, 2013, include approximately $5.2 million for which federal income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction was approximately $1.8 million at June 30, 2013.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2013	2012

Balance at beginning of year	$—	$80
Additions/(reductions) based on tax positions for the current year	80	(80)
Balance at end of year	$80	$—

Cash settlements occurred during the period July 1, 2012, through June 30, 2013. Because of uncertainty regarding proper inclusion or exclusion of income from bank-owned life insurance (“BOLI”) in the earnings and profits calculation, the Company amended its June 30, 2009, federal income tax return to report reduced tax liability of $80,000 and established the corresponding reserve. Its unrecognized benefits are expected to change in the next twelve months.

LOAN COMMITMENTS	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
NOTE I - LOAN COMMITMENTS

The Banks are a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of their customers, including commitments to extend credit. Such commitments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the consolidated statements of financial condition. The contract or notional amounts of the commitments reflect the extent of the Banks’ involvement in such financial instruments.

The Banks’ exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments. The Banks use the same credit policies in making commitments and conditional obligations as those utilized for on-balance-sheet instruments.

At June 30, 2013 and 2012, the Banks had the following outstanding loan commitments:

(in thousands)	2013	2012
Unused commitments:
Revolving, open-end lines secured by real estate	$9,026	$8,332
Commitments to fund real estate construction loans	1,284	948
Other unused commitments:
Commercial and industrial loans	2,126	143
Other	866	1,146
Letters of credit	16	—
	$13,318	$10,569

Commitments to make loans are generally made for periods of 60 days or less. The fixed rate loan commitments at June 30, 2013 totaled $415,000 and had interest rates ranging from 3.25% to 4.83% and maturities ranging from 10 years to 30 years. The fixed rate loan commitments at June 30, 2012 totaled $592,000 and had interest rates ranging from 4.53% to 7.25% with maturities ranging from 10 years to 30 years.

REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2013
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE J - REGULATORY CAPITAL

The Banks are subject to minimum regulatory capital standards promulgated by the Office of the Controller of the Currency (the “OCC.”) Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Banks must meet specific capital guidelines that involve quantitative measures of the Banks’ assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Banks’ capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum capital standards of the OCC generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement. The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk. The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets. In computing risk-weighted assets, the Banks multiply the value of each asset on their respective statements of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2013
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$15,165	17.7%	$	³3,427	³4.0%	$	³4,283	³5.0%
First Federal of Frankfort	$31,795	13.7%	$	³9,880	³4.0%	$	³12,350	³5.0%

Total risk-based capital
First Federal of Hazard	$15,689	37.5%	$	³3,351	³8.0%	$	³4,189	³10.0%
First Federal of Frankfort	$32,543	25.1%	$	³10,368	³8.0%	$	³12,960	³10.0%

Tier 1 risk-based capital
First Federal of Hazard	$15,165	36.2%		N/A	N/A	$	³2,514	³6.0%
First Federal of Frankfort	$31,795	24.5%		N/A	N/A	$	³7,776	³6.0%

	As of June 30, 2012
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$20,764	21.2%	$	³3,926	³4.0%	$	³4,908	³5.0%
First Federal of Frankfort	$19,543	15.9%	$	³5,511	³4.0%	$	³6,889	³5.0%

Total risk-based capital
First Federal of Hazard	$21,185	42.2%	$	³4,013	³8.0%	$	³5,016	³10.0%
First Federal of Frankfort	$19,997	28.7%	$	³5,566	³8.0%	$	³6,958	³10.0%

Tier 1 risk-based capital
First Federal of Hazard	$20,764	41.4%		N/A	N/A	$	³3,010	³6.0%
First Federal of Frankfort	$19,543	28.1%		N/A	N/A	$	³4,175	³6.0%

As of June 30, 2013 and 2012, management believes that First Federal of Hazard and First Federal of Frankfort met all capital adequacy requirements to which the Banks were subject.

The Banks’ management believes that, under the current regulatory capital regulations, both Banks will continue to meet their minimum capital requirements in the foreseeable future. However, events beyond the control of the Banks, such as increased interest rates or a downturn in the economy in the Banks’ market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.

Regulations of the Board of Governors of the Federal Reserve System governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During the fiscal year ended June 30, 2013, and pursuant to the provisions allowed by the Board of Governors of the Federal Reserve System, First Federal MHC waived $1.9 million in dividends.

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP	12 Months Ended
Jun. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE K - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2013 and 2012, and the results of its operations and its cash flows for the fiscal years ended June 30, 2013 and 2012.

KENTUCKY FIRST FEDERAL BANCORP
BALANCE SHEETS
June 30, 2013 and 2012
(In thousands)

	2013	2012

ASSETS

Interest-bearing deposits in First Federal of Hazard	$1,085	$425
Interest-bearing deposits in First Federal of Frankfort	762	427
Other interest-bearing deposits	43	39
Investment in First Federal of Hazard	16,967	22,640
Investment in Frankfort First	47,270	34,977
Prepaid expenses and other assets	535	456

Total assets	$66,662	$58,964

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$40	$111

Total liabilities	40	111

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Shares acquired by stock benefit plans	(1,626)	(1,772)
Shares acquired for treasury – at cost	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders’ equity	66,622	58,853

Total liabilities and shareholders’ equity	$66,662	$58,964

KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF INCOME
Years ended June 30, 2013 and 2012
(Dollar amounts in thousands)

	2013	2012
Income
Interest income	$122	$121
Dividends from First Federal of Hazard	6,480	—
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(5,745)	886
Dividends from Frankfort First	—	—
Equity in undistributed earnings of Frankfort First	2,823	1,306
Total income	3,680	2,313

Non-interest expenses	752	838

Earnings before income taxes	2,928	1,475

Federal income tax expense (benefit)	12	(240)

NET INCOME	$2,916	$1,715

KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF CASH FLOWS
For Years ended June 30, 2013 and 2012
(Dollar amounts in thousands)

	2013	2012
Cash flows from operating activities:
Net earnings for the year	$2,916	$1,715
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	2,921	(2,192)
Noncash compensation expense	467	134
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(79)	65
Other liabilities	(71)	(246)
Net cash provided by operating activities	6,154	(524)

	2013	2012
Cash flows from financing activities:
Dividends paid on common stock	(1,283)	(1,604)
Acquisition of CKF Bancorp, net of cash acquired	(3,466)
Repurchase of treasury shares	(—)	(135)
Net cash used in financing activities	(4,749)	(1,739)

Net increase (decrease) in cash and cash equivalents	999	(2,263)

Cash and cash equivalents at beginning of year	891	3,154

Cash and cash equivalents at end of year	$1,890	$891

Dividends from the Banks are the primary source of funds for the Company. Banking regulations limit the amount of dividends that may be paid without prior approval. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, as defined, combined with the retained net profits of the preceding two years, less any required transfers to surplus.

BUSINESS COMBINATION	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Principles Of Consolidation [Text Block]
NOTE L – BUSINESS COMBINATION

On December 31, 2012 (the “Acquisition Date”), the Company acquired 100% of CKF Bancorp, the savings and loan holding company for Central Kentucky FSB in exchange for cash and common shares of the Company’s stock. Under the terms of the acquisition CKF Bancorp shareholders received approximately 811,275 shares of Company common stock and an aggregate of $5.1 million in cash. The fair value of the common shares issued as part of the consideration paid for CKF Bancorp was determined based on the closing price of the Company’s common shares on the acquisition date. CKF Bancorp maintained its main headquarters in Danville, Kentucky, as well as two branches – one in Danville and the other in Lancaster, Kentucky. CKF Bancorp was merged into the Company and Central Kentucky FSB was merged into First Federal Savings Bank of Frankfort. With the acquisition the Company has expanded its customer base in the central Kentucky area with an institution that shares its community banking orientation and thrift heritage and that enjoys a favorable reputation within its local community. Bank results of operations were included in the Company’s results beginning January 1, 2013. Acquisition-related costs of $281,000 and $118,000 are included in the Company’s consolidated statement of income for the years ended June 30, 2013 and 2012, respectively. The Company has determined that the acquisition constitutes a business acquisition as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Accordingly, the assets acquired and liabilities assumed are presented at their estimated fair values as required by the accounting guidance. Fair values were determined based on the requirements of ASC Topic 820, Fair Value Measurements.

The Company paid approximately $11.1 million ($5.1 million in cash and $6.0 million in stock) for CKF Bancorp. A summary of the net assets acquired as of December 31, 2012, follows:

(in thousands)	December 31, 2012

Consideration
Kentucky First Federal Bancorp common stock:
811,275 shares at $7.45/share closing price 12/31/12	$6,044
Cash	5,070
Fair Value of Total Consideration Transferred	$11,114

Recognized amounts of identifiable assets acquired and liabilities assumed
Assets acquired:
Cash and due from banks	$895
Interest-bearing demand deposits	7,524
Securities available for sale	8
Securities, held-to-maturity	10,778
Loans	94,086
Real estate owned, net	1,642
Premises and equipment, net	2,119
Federal Home Loan Bank stock, at cost	2,091
Accrued interest receivable	435
Prepaid FDIC assessments	212
Accrued federal income taxes	35
Deferred federal income taxes	785
Prepaid expenses and other assets	142
Total assets acquired	$120,752

Liabilities assumed
Deposits	$101,477
FHLB Advances	7,139
Advances by borrowers for taxes and insurance	30
Accrued interest payable	18
Other liabilities	16
Total liabilities assumed	108,680

Total identifiable net assets	$12,072
Bargain purchase gain	$958

The fair value of net assets includes fair value adjustments to certain receivables that were not considered impaired as of the acquisition date. The fair value adjustments were determined using discounted contractual flows. However, the Company believes that all contractual cash flows related to these financial instruments will be collected. As such, these receivables were not considered impaired at the acquisition date and were not subject to the guidance relating to purchased loans which have shown evidence of credit deterioration since origination. Receivables acquired that were not subject to these requirements include non-impaired loans and customer receivables with a fair value and gross contractual amounts receivable of $87.6 million and $89.0 million, respectively, on the date of acquisition.

The following table presents pro forma information as if the acquisition had occurred at July 1, 2012. The pro forma information includes adjustments for interest income on loans and securities acquired, amortization of intangibles arising from the transaction, depreciation expense on property acquired, interest expense on deposits acquired, and the related income tax effects. The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed date.

(in thousands except per share data)	2013	2012

Net interest income	$12,298	$12,386

Net income	$2,438	$1,112

Basic earnings per share	$0.31	$0.13

Diluted earnings per share	$0.31	$0.13

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
1. Principles of Consolidation: The consolidated financial statements include the accounts of the Company, First Federal of Hazard, Frankfort First and First Federal of Frankfort. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
2. Use of Estimates: The consolidated financial information presented herein has been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP.”) To prepare financial statements in conformity with U.S. GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, goodwill, loan servicing rights, deferred tax assets, acquisition method accounting adjustments and fair values of financial instruments are particularly subject to change.

Marketable Securities, Policy [Policy Text Block]
3. Securities: Debt securities are classified as held to maturity or available for sale. Securities classified as held to maturity are to be carried at cost only if the Company has the positive intent and ability to hold these securities to maturity. Securities designated as available for sale are carried at fair value with resulting unrealized gains or losses recorded to shareholders’ equity, net of tax. Realized gains and losses on sales of securities are recognized using the specific identification method.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets Policy [Policy Text Block]
4. Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, adjusted for deferred loan origination fees, discounts on purchased loans, adjustments due to reduced collateral value on troubled loans and the allowance for loan losses. Interest income is accrued on the unpaid principal balance unless the collectibility of the loan is in doubt. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income on one- to four-family residential loans is generally discontinued at the time a loan is 180 days delinquent and on other loans at the time a loan is 90 days delinquent. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to non-accrual status in accordance with the Company’s policy, typically 90 days after the loan becomes delinquent.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
5. Loans held for sale and Mortgage Servicing Rights: Loans held for sale are carried at the lower of cost (less principal payments received) or fair value, calculated on an aggregate basis. At June 30, 2013 the Company had $196,000 in loans held for sale, while at June 30, 2012 the Company had $481,000 in loans held for sale.

In selling loans, the Company utilizes a program with the Federal Home Loan Bank, retaining servicing on loans sold. Mortgage servicing rights on originated loans that have been sold are initially recorded at fair value. Capitalized servicing rights are amortized in proportion to and over the period of estimated servicing revenues. The Company recorded amortization related to mortgage servicing rights totaling $28,000 and $22,000 during the years ended June 30, 2013 and 2012, respectively. The carrying value of the Company’s mortgage servicing rights, which approximated fair value, totaled approximately $105,000 and $101,000 at June 30, 2013 and 2012, respectively.

The Company was servicing mortgage loans of approximately $13.2 million and $12.6 million that had been sold to the Federal Home Loan Bank at June 30, 2013 and 2012, respectively. During the fiscal year ended June 30, 2013, we sold $4.1 million in loans under the FHLB program and the average balance of loans serviced was $12.7 million.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with other non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $35,000 and $34,000 for the years ended June 30, 2013 and 2012, respectively. Late fees and ancillary fees related to loan servicing are not material.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
6. Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loss experience, the nature and volume of the portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers all loans and is based on historical loss experience adjusted for current factors. In consultation with regulators, the Company considers a time frame of two years when estimating the appropriate level of allowance for loan losses. This period may be shortened or extended based on anticipated trends in the bank or in the bank’s markets. In the calculation of our general valuation allowance we consider the potential for outdated appraisal values to be of minimal risk and, therefore, do not attribute a specific factor to it.

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent eight quarters. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.

These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; economic trends and conditions; industry conditions; and effects of changes in credit concentrations. Our portfolio segments include residential real estate, nonresidential real estate and land, loans on deposits and consumer and other loans. Risk factors associated with our portfolio segments are as follows:

Residential Real Estate

Our primary lending activity is the origination of mortgage loans, which enable a borrower to purchase or refinance existing homes in the Banks’ respective market areas. We further classify our residential real estate loans as one- to four-family (owner-occupied vs nonowner-occupied), multi-family or construction. We believe that our first mortgage position on loans secured by residential real estate presents lower risk than our other loans, with the exception of loans on deposits.

We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to30 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value with a traditional first mortgage and a second mortgage (bearing a higher rate of interest) on the additional 10% of the value.

We offer loans on one- to four-family rental properties at a maximum of 80% loan-to-value (“LTV”) ratio and we generally charge a slightly higher interest rate on such loans.

We also originate loans to individuals to finance the construction of residential dwellings for personal use or for use as rental property. We occasionally lend to builders for construction of speculative or custom residential properties for resale, but on a limited basis. Construction loans are generally less than one year in length, do not exceed 80% of the appraised value, and provide for the payment of interest only during the construction phase. Funds are disbursed as progress is made toward completion of the construction.

Multi-family and Nonresidential Loans

We offer mortgage loans secured by residential multi-family (five or more units), and nonresidential real estate. Nonresidential real estate loans are comprised generally of commercial office buildings, churches and properties used for other purposes. Generally, these loans are originated for 25 years or less and do not exceed 75% of the appraised value. Loans secured by multi-family and commercial real estate generally have larger balances and involve a greater degree of risk than one- to four-family residential mortgage loans. These loans depend on the borrower’s creditworthiness and the feasibility and cash flow potential of the project. Payments on loans secured by income properties often depend on successful operation and management of the properties. As a result, repayment on such loans may be subject to a greater extent to adverse conditions in the real estate market or economy than owner-occupied residential loans.

Consumer lending

Our consumer loans include home equity lines of credit, loans secured by savings deposits, automobile loans, and unsecured loans. Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium rate. Loans secured by savings are originated up to 90% of the depositor’s savings account balance and bear interest at a rate higher than the rate paid on the deposit account. Because the deposit account must be pledged as collateral to secure the loan, the inherent risk of this type of loan is minimal. Loans secured by automobiles are made directly to consumers (there are no relationships with dealers) and are based on the value of the vehicle and the borrower’s creditworthiness. Vehicle loans present a higher level of risk because of the natural decline in the value of the property as well as its mobility. Unsecured loans are based entirely on the borrower’s creditworthiness and present the highest level of risk to the bank.

The Banks account for impaired loans by determining the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral, reduced by estimated selling costs.

A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Although most of our loans are secured by collateral, we rely heavily on the capacity of our borrowers to generate sufficient cash flow to service their debt. As a result, our loans do not become collateral-dependent until there is deterioration in the borrower’s cash flow and financial condition, which makes it necessary for us to look to the collateral for our sole source of repayment. Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment under the policy at that time.

We utilize updated independent appraisals to determine fair value for collateral-dependent loans, adjusted for estimated selling costs, in determining our specific reserve. In some situations management does not secure an updated independent appraisal. These situations may involve small loan amounts or loans that, in management’s opinion, have an abnormally low loan-to-value ratio.

With respect to the Banks’ investment in troubled debt restructurings, multi-family and nonresidential loans, and the evaluation of impairment thereof, such loans are nonhomogenous and, as such, may be deemed to be collateral-dependent when they become more than ninety days delinquent. We obtain updated independent appraisals in these situations or when we suspect that the previous appraisal may no longer be reflective of the property’s current fair value. This process varies from loan to loan, borrower to borrower, and also varies based on the nature of the collateral.

Federal Home Loan Bank Stock [Policy Text Block]
7.  Federal Home Loan Bank Stock: The banks are members of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy [Policy Text Block]
8.   Real Estate Owned: Real estate acquired through or instead of foreclosure is initially recorded at fair value less estimated selling expenses at the date of acquisition, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequently, the carrying value is adjusted through a valuation allowance and the amount is recorded through expense. Costs relating to holding real estate owned, net of rental income, are charged against earnings as incurred.

Property, Plant and Equipment, Policy [Policy Text Block]
9.  Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment.

Income Tax, Policy [Policy Text Block]
10.  Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. Neither of the Banks are subject to state income tax in the Commonwealth. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2009.

Postemployment Benefit Plans, Policy [Policy Text Block]
11.    Retirement and Employee Benefit Plans: The Banks each participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $196.5 million and $299.7 million for the plan years ended June 30, 2012 and 2011, respectively. Our contributions for fiscal 2013 and 2012 was not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ ages and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $900,000 and $742,000 for the fiscal years ended June 30, 2013 and 2012. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2012, the most recent period for which information is available, First Federal of Hazard had a funded status of 100.66%, while First Federal of Frankfort had a funded status of 104.91%. There are no funding improvement plans or surcharges to participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. The expense incurred for the deferred compensation was $9,000 and $17,000 for the fiscal years ended June 30, 2013 and 2012, respectively.

First Federal of Hazard has an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $2.0 million and $2.1 million at June 30, 2013 and 2012, respectively. The Company recorded expense for the ESOP of approximately $139,000 and $180,000 for each of the years ended June 30, 2013 and 2012, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan were 70,620 and 27,047 at June 30, 2013 and 2012, respectively. The amounts contributed to the ESOP were $280,000 and $324,000 for 2013 and 2012.

	For the fiscal year ended
	June 30,
	2013	2012

Allocated shares	97,352	122,249
Shares committed to be released	9,338	9,338
Unearned shares	159,663	178,339
Total ESOP shares	266,353	309,926

Fair value of unearned shares at end of period (dollars in thousands)	$1,287	$1,514

First Federal of Frankfort maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
12. Share-Based Compensation Plans: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of the grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of the grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. In fiscal 2006, the Company initiated the 2005 Equity Incentive Plan (“EIP” or the “Plan”) which provides for two share-based compensation plans, which are described below.

No compensation cost was charged against income for those share-based plans for the fiscal years ended June 30, 2013, or 2012 and, consequently, there was no income tax benefit recognized for either of the fiscal years then ended.

The EIP provides for grants of up to 421,216 stock options. It also provides that one-fifth of the options granted become vested and exercisable on the first five anniversaries of the date of grant. The contractual term of the options is ten years. All option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of grant.

At June 30, 2013, the only options outstanding are related to those granted in the fiscal year 2006.

A summary of the status of the Company’s stock option plan as of June 30, 2013, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

As of June 30, 2013, there was no unrecognized compensation cost related to nonvested stock options granted under the Plan.

The EIP also provides for the purchase of 168,486 shares of common stock and the issuance of such shares in the form of restricted stock awards to members of the board of directors, management and certain employees. Common shares awarded under the restricted stock plan vest over a five year period, commencing with the date of the grant and are expensed based on their fair value at the grant date.

As of June 30, 2013, there were no grants, forfeitures or nonvested shares and no unrecognized compensation cost related to the restricted stock awards.

Earnings Per Share, Policy [Policy Text Block]
13. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2013	2012

Net income allocated to common shareholders, basic and diluted	$2,916	$1,715

	2013	2012
Basic
Weighted-average common shares outstanding	7,950,228	7,546,120

Diluted
Weighted-average common shares outstanding (diluted)	7,950,228	7,546,120

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year less average shares in the ESOP that are unallocated and not committed to be released. For fiscal years 2013 and 2012 all options were antidilutive, as the exercise price was greater than the average market price of the common stock.

Fair Value Measurement, Policy [Policy Text Block]
14.   Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3– Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2013 and 2012. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Agency mortgage-backed: residential	$166	$—	$166	$—
FHLMC stock	39	—	39	—
	$205	$—	$205	$—

2012
Agency mortgage-backed: residential	$189	$—	$189	$—

There were no transfers between levels 1 and 2.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent independent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio).

Other Real Estate

Real estate properties classified as other real estate owned (“OREO”) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2013 and 2012.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Impaired loans
One- to four-family	$8,877	$-	$-	$8,877

Other real estate owned, net
One- to four-family	633	-	-	633
Land	15	-	-	15

2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying value of $213,000, with a valuation allowance of $14,000 at June 30, 2013. At June 30, 2012, impaired loans had a principal balance of $1.5 million, with a valuation allowance of $97,000.

Other real estate owned measured at fair value less costs to sell, had a carrying amount of $648,000 and $881,000 at June 30, 2013 and 2012, respectively, after write-down of $13,000 and $58,000 for the years ended June 30, 2013 and 2012, respectively.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2013:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate
1-4 family	$213	Sales comparison approach	Adjustments for differences between comparable sales	3.1% to 19.8% (4.3%)

Foreclosed and repossessed assets:
1-4 family	$633	Sales comparison approach	Adjustments for differences between comparable sales	0.5% to 18.6% (8.6%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

The following disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. For financial instruments where quoted market prices are not available, fair values are based on estimates using present value and other valuation methods.

The methods used are greatly affected by the assumptions applied, including the discount rate and estimates of future cash flows. Therefore, the fair values presented may not represent amounts that could be realized in an exchange for certain financial instruments.

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value at June 30, 2013 and 2012:

Cash and cash equivalents: The carrying amounts presented in the consolidated balance sheets for cash and cash equivalents are deemed to approximate fair value.

Held-to-maturity securities: For held-to-maturity securities, fair value methods for securities were previously described.

Loans held for sale: Loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value determined by FHLB pricing schedules.

Loans: The loan portfolio has been segregated into categories with similar characteristics, such as one- to four-family residential, multi-family residential and nonresidential real estate. These loan categories were further delineated into fixed-rate and adjustable-rate loans. The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality. For loans on deposit accounts and consumer and other loans, fair values were deemed to equal the historic carrying values.

Federal Home Loan Bank stock: It was not practicable to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Accrued interest receivable: The carrying amount is the estimated fair value.

Deposits: The fair value of NOW accounts, passbook accounts, and money market deposits are deemed to approximate the amount payable on demand. Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities. The historical carrying amount of accrued interest payable on deposits is deemed to approximate fair value.

Advances from the Federal Home Loan Bank: The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by borrowers for taxes and insurance and accrued interest payable: The carrying amount presented in the consolidated statement of financial condition is deemed to approximate fair value.

Commitments to extend credit: For fixed-rate and adjustable-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates. The fair value of outstanding loan commitments at June 30, 2013 and 2012, was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2013 and June 30, 2012 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2013 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$16,540	$16,540			$16,540
Available-for-sale securities	205		$205		205
Held-to-maturity securities	12,232		12,354		12,354
Loans held for sale	196		196		196
Loans receivable - net	262,491			$266,354	266,354
Federal Home Loan Bank stock	7,732				n/a
Accrued interest receivable	919		919		919

Financial liabilities
Deposits	$230,981	$75,982	$155,537		$231,519
Federal Home Loan Bank advances	24,310		26,019		26,019
Advances by borrowers for taxes and insurance	562			$562	562
Accrued interest payable	36		36		36

Loans receivable represents the Company’s most significant financial asset, which is in Level 3 for fair value measurements. A third party provides financial modeling for the Company and results are based on assumptions and factors determined by management.

The carrying amounts and estimated fair values of financial instruments at June 30, 2012, are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497		497		497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

Cash and Cash Equivalents, Policy [Policy Text Block]
15. Cash and Cash Equivalents: For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.

Goodwill and Intangible Assets, Policy [Policy Text Block]
16. Goodwill: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected March 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Cash Surrender Value Of Life Insurance [Policy Text Block]
17. Cash Surrender Value of Life Insurance: First Federal of Frankfort has purchased life insurance policies on certain key executives. Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Treasury Stock [Policy Text Block]	18. Treasury Stock: Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

Related Party Transaction [Policy Text Block]
19. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2013 and 2012 are summarized as follows:

(in thousands)	2013	2012

Outstanding principal, beginning of year	$797	$865
Changes in composition of related parties	339	—
Principal disbursed during the year	232	53
Principal repaid and refinanced during the year	(122)	(121)
Outstanding principal, end of year	$1,246	$797

Deposits from related parties held by the Company at June 30, 2013 and 2012 totaled $4.8 million and $2.2 million, respectively.

Comprehensive Income, Policy [Policy Text Block]
20.   Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Contingent Liability Reserve Estimate, Policy [Policy Text Block]
21.   Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Stockholders Equity, Policy [Policy Text Block]
22.   Equity: Stock dividends in excess of 20% are reported by transferring the par value of the stock issued from retained earnings to common stock. Stock dividends for 20% or less are reported by transferring the fair value, as of the ex-dividend date, of the stock issued from retained earnings to common stock and additional paid-in capital. Fractional share amounts are paid in cash with a reduction in retained earnings.

Policyholders Dividend, Policy [Policy Text Block]	23. Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.

Segment Reporting, Policy [Policy Text Block]
24. Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassification, Policy [Policy Text Block]	25. Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation.

New Accounting Pronouncements, Policy [Policy Text Block]
26.   New Accounting Standards:In July 2012, the FASB issued an update (ASU No. 2012-02).  The update will allow the Company to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under the update, the Company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the Company determines, based on a qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The update includes a number of events and circumstances for the Company to consider in conducting the qualitative assessment.  The update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if the Company’s financial statements for the most recent annual or interim period have not yet been issued.  The Company did not elect early adoption of this update and has not evaluated to date if any future adoption will have a material impact on the Company’s consolidated financial statements or results of operations.

Prior Period Reclassification Adjustment Description [Policy Text Block]
27. Purchased Credit Impaired Loans: The Company purchases individual loans and groups of loans, some of which have shown evidence of credit deterioration since origination. These purchased credit impaired loans are recorded at the amount paid, such that there is no carryover of the seller’s allowance for loan losses. After acquisition, losses are recognized by an increase in the allowance for loan losses. Such purchased credit impaired loans are accounted for individually or aggregated into pools of loans based on common risk characteristics such as, credit score, loan type, and date of origination. The Company estimates the amount and timing of expected cash flows for each loan or pool, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan or pool (accretable yield). The excess of the loan’s or pool’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference). Over the life of the loan or pool, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule Of Retirement And Employee Benefit Plans [Table Text Block]
	For the fiscal year ended
	June 30,
	2013	2012

Allocated shares	97,352	122,249
Shares committed to be released	9,338	9,338
Unearned shares	159,663	178,339
Total ESOP shares	266,353	309,926

Fair value of unearned shares at end of period (dollars in thousands)	$1,287	$1,514

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plan as of June 30, 2013, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2013	2012

Net income allocated to common shareholders, basic and diluted	$2,916	$1,715

	2013	2012
Basic
Weighted-average common shares outstanding	7,950,228	7,546,120

Diluted
Weighted-average common shares outstanding (diluted)	7,950,228	7,546,120

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2013 and 2012. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Agency mortgage-backed: residential	$166	$—	$166	$—
FHLMC stock	39	—	39	—
	$205	$—	$205	$—

2012
Agency mortgage-backed: residential	$189	$—	$189	$—

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2013 and 2012.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Impaired loans
One- to four-family	$8,877	$-	$-	$8,877

Other real estate owned, net
One- to four-family	633	-	-	633
Land	15	-	-	15

2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2013:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate
1-4 family	$213	Sales comparison approach	Adjustments for differences between comparable sales	3.1% to 19.8% (4.3%)

Foreclosed and repossessed assets:
1-4 family	$633	Sales comparison approach	Adjustments for differences between comparable sales	0.5% to 18.6% (8.6%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2013 and June 30, 2012 are as follows:

		Fair Value Measurements at
(in thousands)	Carrying	June 30, 2013 Using
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$16,540	$16,540			$16,540
Available-for-sale securities	205		$205		205
Held-to-maturity securities	12,232		12,354		12,354
Loans held for sale	196		196		196
Loans receivable - net	262,491			$266,354	266,354
Federal Home Loan Bank stock	7,732				n/a
Accrued interest receivable	919		919		919
Financial liabilities
Deposits	$230,981	$75,982	$155,537		$231,519
Federal Home Loan Bank advances	24,310		26,019		26,019
Advances by borrowers for taxes and insurance	562			$562	562
Accrued interest payable	36		36		36

The carrying amounts and estimated fair values of financial instruments at June 30, 2012, are as follows:

		Fair Value Measurements at June 30, 2012 Using
	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497		497		497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

Schedule of Related Party Transactions [Table Text Block]
Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2013 and 2012 are summarized as follows:

(in thousands)	2013	2012

Outstanding principal, beginning of year	$797	$865
Changes in composition of related parties	339	—
Principal disbursed during the year	232	53
Principal repaid and refinanced during the year	(122)	(121)
Outstanding principal, end of year	$1,246	$797

SECURITIES (Tables)	12 Months Ended
Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Held-to-maturity Securities [Table Text Block]
The amortized cost and fair value of held-to-maturity agency bonds at June 30, 2013, are shown by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

(in thousands)	Amortized Cost	Fair Value

Within one year	$1,535	$1,535
One to five years	5,356	5,317
	$6,891	$6,852

Actual Maturities [Member]
Investments, Debt and Equity Securities [Abstract]
Investment Securities [Table Text Block]
The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2013 and 2012 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrealized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2013
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$162	$4	$-	$166
FHLMC stock	8	31	-	39
	$170	$35	$-	$205

Held-to-maturity Securities
Agency mortgage-backed: residential	$5,341	$210	$49	$5,502
Agency bonds	6,891	-	39	6,852
	$12,232	$210	$88	$12,354

	2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$185	$4	$-	$189

Held-to maturity Securities
Agency mortgage-backed:residential	$4,756	$388	$-	$5,144

Contractual Maturities [Member]
Investments, Debt and Equity Securities [Abstract]
Investment Securities [Table Text Block]
The amortized cost and estimated fair value of securities as of June 30, 2013 and 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are shown separately.

	2013		2012
(in thousands)	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost

Available-for-sale Securities
Agency mortgage-backed:residential	$166	$162	$189	$185
FHLMC stock	39	8	—	—
	$205	$170	$189	$185

Held-to-maturity Securities
Agency mortgage-backed: residential	$5,502	$5,341	$5,144	$4,756
Agency bonds	6,852	6,891	-	-
	$12,354	$12,232	$5,144	$4,756

LOANS (Tables)	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Schedule Of Classification Of Loans Receivable [Table Text Block]
The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2013	2012

Residential real estate
One- to four-family	$209,092	$149,086
Multi-family	14,506	15,495
Construction	1,753	964
Land	2,821	1,259
Farm	1,843	—
Nonresidential real estate	22,092	9,839
Commercial and industrial	3,189	—
Consumer and other
Loans on deposits	2,710	2,281
Home equity	5,757	4,865
Automobile	72	—
Unsecured	708	—
	264,543	183,789

Undisbursed portion of loans in process	(833)	(544)
Deferred loan origination fees (cost)	91	103
Allowance for loan losses	(1,310)	(875)
	$262,491	$182,473

Schedule Of Impaired Loans Receivable Additional Information [Table Text Block]
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2013 and 2012. There were $4.2 million in loans acquired with deteriorated credit quality at June 30, 2013, while there were no such loans at June 30, 2012.

June 30, 2013:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$4,715	$2,989	$7,704	$14	$—	$14
Farm	—	485	485	—	—	—
Nonresidential real estate	—	546	546	—	—	—
Commercial and industrial	—	119	119	—	—	—
Consumer and other
Automobile	—	23	23	—	—	—
	4,715	4,162	8,877	14	—	14

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$201,388	$860	$—	$860
Multi-family			14,506	63	—	63
Construction			1,753	8	—	8
Land			2,821	12	—	12
Farm			1,358	6	—	6
Nonresidential real estate			21,546	94	—	94
Commercial and industrial			3,070	13	—	13
Consumer and other
Loans on deposits			2,710	12	—	12
Home equity			5,757	25	—	25
Automobile			49	—	—	—
Unsecured			708	3	—	3
Unallocated			—	—	200	200
			255,666	1,096	200	1,296
			$264,543	$1,110	$200	$1,310

June 30, 2012:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,757	$97	$—	$97

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$146,329	$468	$—	$468
Multi-family	15,495	49	—	49
Construction	964	3	—	3
Nonresidential real estate and land	11,098	35	—	35
Loans on deposits	2,281	7	—	7
Consumer and other	4,865	16	—	16
Unallocated	—	—	200	200
	181,032	578	200	778
	$183,789	$675	$200	$875

Impaired Financing Receivables [Table Text Block]
The following tables present impaired loans by class of loans as of and for the years ended June 30, 2013 and 2012:

June 30, 2013:	Unpaid
	Principal	Allowance
	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$7,491	$—	$6,108	$116	$116
Farm	485	—	291	—	—
Nonresidential real estate	546	—	328	—	—
Commercial and industrial	119	—	71	—	—
Consumer and other:
Automobile	23	—	14	—	—
	$8,664	$—	$6,812	$116	$116

With an allowance recorded:
Residential real estate:
One- to four-family	213	14	117	—	—
Total	$8,877	$14	$6,929	$116	$116

June 30, 2012:	Unpaid
	Principal	Allowance
	Balance and	for Loan	Average	Interest
	Recorded	Losses	Recorded	Income	Cash
(in thousands)	Investment	Allocated	Investment	Recognized	Received

With no related allowance recorded:
One- to four-family	$1,222	$—	$889	$45	$45

With an allowance recorded:
One- to four-family	1,535	97	1,434	27	27
Total	$2,757	$97	$2,323	$72	$72

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of June 30, 2013 and 2012:

	June 30, 2013		June 30, 2012
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$5,989	$1,972	$1,593	$201

Schedule Of Types Troubled Debt Restructuring Loan Modifications [Table Text Block]
The following table presents loans by class modified as TDRs as of June 30, 2013, and their performance, by modification type:

(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms

Residential Real Estate:
1-4 Family	33	$3,115	$3,123	$827	$2,043

Past Due Financing Receivables [Table Text Block]
The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2013 and 2012, by class of loans:

June 30, 2013:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$5,290	$5,034	$10,324	$198,768	$209,092
Multi-family	—	—	—	14,506	14,506
Construction	42	—	42	1,711	1,753
Land	—	—	—	2,821	2,821
Farm	—	—	—	1,843	1,843
Nonresidential real estate	35	140	175	21,917	22,092
Commercial and industrial	—	—	—	3,189	3,189
Consumer and other:
Loans on deposits	—	—	—	2,710	2,710
Home equity	23	23	46	5,711	5,757
Automobile	29	—	29	43	72
Unsecured	—	48	48	660	708
Total	$5,419	$5,245	$10,664	$253,879	$264,543

June 30, 2012:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,332	$1,794	$6,126	$142,960	$149,086
Multi-family	—	—	—	15,495	15,495
Construction	—	—	—	964	964
Nonresidential real estate and land	—	—	—	11,098	11,098
Loans on deposits	—	—	—	2,281	2,281
Consumer and other	—	—	—	4,865	4,865
Total	$4,332	$1,794	$6,126	$177,663	$183,789

Financing Receivable Credit Quality Indicators [Table Text Block]
As of June 30, 2013, and 2012, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2013:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$4,923	$9,832	$—	$194,337
Multi-family	12,956	—	1,550	—	—
Construction	1,753	—	—	—	—
Land	2,050	—	771	—	—
Farm	1,843	—	—	—	—
Nonresidential real estate	19,246	—	2,846	—	—
Commercial and industrial	3,071	—	118	—	—
Consumer and other:
Loans on deposits	2,710	—	—	—	—
Home equity	5,757	—	—	—	—
Automobile	37	—	35	—	—
Unsecured	681	27	—	—	—

June 30, 2012:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$64	$3,057	$—	$145,965
Multi-family	12,692	—	2,803	—	—
Construction	964	—	—	—	—
Nonresidential real estate and land	10,831	267	—	—	—
Loans on deposits	—	—	—	—	2,281
Consumer and other	—	—	—	—	4,865

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2013	2012

Balance at beginning of year	$875	$764
Provision for losses on loans	662	139
Charge-offs	(227)	(28)
Balance at end of year	$1,310	$875

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2013 and 2012:

June 30, 2013:
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$565	$535	$(229)	$—	$871
Multi-family	49	14	—	—	63
Construction	3	5	—	—	8
Land	—	12	—	—	12
Farm	—	6	—	—	6
Nonresidential real estate	35	59	—	—	94
Commercial and industrial	—	13	—	—	13
Consumer and other:
Loans on deposits	7	5	—	—	12
Home equity	16	9	—	—	25
Automobile	—	—	—	—	—
Unsecured	—	4	—	2	6
Unallocated	200	—	—	—	200
Totals	$875	$662	$(229)	$2	$1,310

June 30, 2012:
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$490	$79	$(4)	$—	$565
Multi-family	11	38	—	—	49
Construction	5	(2)	—	—	3
Nonresidential real estate and land	36	(1)	—	—	35
Loans on deposits	8	(1)	—	—	7
Consumer and other	14	26	(24)	—	16
Unallocated	200	—	—	—	200
Totals	$764	$139	$(28)	$—	$875

Certain Loans Acquired In Transfer Accounted For As Debt Securities [Table Text Block]
The carrying amount of those loans, net of a credit quality component of $1.2 million, is as follows:

(in thousands)	2013

Residential real estate:
One- to four-family	$2,989
Land	485
Nonresidential real estate	546
Commercial non-mortgage loans	119
Consumer loans	23
Outstanding balance	$4,162

Certain Loans Acquired In Transfer Accounted For As Debt Securities Accretable Yield [Table Text Block]
Accretable yield, or income expected to be collected, is as follows

(in thousands)

Balance at July 1, 2012	$—
New loans purchased	1,423
Accretion of income	(129)
Reclassifications from nonaccretable difference	—
Disposals	—
Balance at June 30, 2013	$1,294

REAL ESTATE OWNED (Tables)	12 Months Ended
Jun. 30, 2013
Real Estate [Abstract]
Other Real Estate, Roll Forward [Table Text Block]
Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2013	2012

Balance at beginning of year	$2,445	$4,304
Acquired from CKF Bancorp	1,632	—
Additions	367	96
Impairment charges	(25)	(67)
Disposals	(3,256)	(1,888)
Balance at end of year	$1,163	$2,445

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at June 30 are comprised of the following:

(in thousands)	2013	2012

Land	$1,493	$860
Buildings and improvements	6,454	3,842
Furniture and equipment	1,949	1,097
Automobiles	29	29
	9,925	5,828
Less: accumulated depreciation	5,317	3,184
Balance at end of year	$4,608	$2,644

DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2013
Banking and Thrift [Abstract]
Schedule Of Deposit Liabilities Disclosures [Table Text Block]
Deposits consist of the following major classifications at June 30:

(in thousands)	2013	2012

Non-interest bearing checking accounts	$3,807	$1,704
Checking accounts	11,526	7,615
Savings accounts	47,050	36,913
Money market demand deposits	13,664	4,837
Total demand, transaction and passbook deposits	76,047	51,069
Certificates of deposit:
Original maturities of:
Less than 12 months	95,967	3,940
12 months to 36 months	49,278	72,405
More than 36 months	9,689	7,138
Total certificates of deposit	154,934	83,483
Total deposits	$230,981	$134,552

Schedule Of Certificates Of Deposit Fiscal Year Maturity [Table Text Block]	Maturities of outstanding certificates of deposit at June 30 are summarized as follows:
(in thousands)	2013

2014	$94,560
2015	34,586
2016	15,743
2017	5,778
2018 and thereafter	4,270
$154,934

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Jun. 30, 2013
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Abstract]
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Table Text Block]
Advances from the Federal Home Loan Bank, collateralized at June 30, 2013 and 2012 by pledges of certain residential mortgage loans totaling $31.6 million and $38.2 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2013
(in thousands)
2014	$14,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020	189
2021-2031	514
$24,255
Premium assigned to borrowings in CKF Bancorp acquisition, net of amortization	55
$24,310
Maturing year ended June 30, 2012
(in thousands)
2013	$9,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020-2030	703
$27,065

FEDERAL INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2013 and 2012, as follows:

(in thousands)	2013	2012

Federal income taxes at the statutory rate	$1,436	$869
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(30)	(30)
Bargain purchase gain	(326)	-
Merger-related expenses	225	—
Other	3	1
	$1,308	$840

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2013	2012

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$445	$297
Deferred compensation and benefits	239	257
Charitable contributions	3	3
Fair value accounting adjustments on acquisition	1,187	—
Nonaccrued interest on loans	87	21
Other real estate owned adjustments	330	259
Other	9	—
Total deferred tax assets	2,300	837

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,541)	(1,074)
Deferred loan origination costs	(25)	(32)
Loan servicing rights	(23)	(12)
Fair value accounting adjustments on acquisition	(760)	(463)
Unrealized gain on investments	(12)	—
Depreciation	(150)	(30)
Total deferred tax liabilities	(2,511)	(1,611)
Net deferred tax liability	$(211)	$(774)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2013	2012

Balance at beginning of year	$—	$80
Additions/(reductions) based on tax positions for the current year	80	(80)
Balance at end of year	$80	$—

LOAN COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Unused Commitments [Table Text Block]
At June 30, 2013 and 2012, the Banks had the following outstanding loan commitments:

(in thousands)	2013	2012
Unused commitments:
Revolving, open-end lines secured by real estate	$9,026	$8,332
Commitments to fund real estate construction loans	1,284	948
Other unused commitments:
Commercial and industrial loans	2,126	143
Other	866	1,146
Letters of credit	16	—
	$13,318	$10,569

REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2013
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2013
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$15,165	17.7%	$	³3,427	³4.0%	$	³4,283	³5.0%
First Federal of Frankfort	$31,795	13.7%	$	³9,880	³4.0%	$	³12,350	³5.0%

Total risk-based capital
First Federal of Hazard	$15,689	37.5%	$	³3,351	³8.0%	$	³4,189	³10.0%
First Federal of Frankfort	$32,543	25.1%	$	³10,368	³8.0%	$	³12,960	³10.0%

Tier 1 risk-based capital
First Federal of Hazard	$15,165	36.2%		N/A	N/A	$	³2,514	³6.0%
First Federal of Frankfort	$31,795	24.5%		N/A	N/A	$	³7,776	³6.0%

	As of June 30, 2012
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$20,764	21.2%	$	³3,926	³4.0%	$	³4,908	³5.0%
First Federal of Frankfort	$19,543	15.9%	$	³5,511	³4.0%	$	³6,889	³5.0%

Total risk-based capital
First Federal of Hazard	$21,185	42.2%	$	³4,013	³8.0%	$	³5,016	³10.0%
First Federal of Frankfort	$19,997	28.7%	$	³5,566	³8.0%	$	³6,958	³10.0%

Tier 1 risk-based capital
First Federal of Hazard	$20,764	41.4%		N/A	N/A	$	³3,010	³6.0%
First Federal of Frankfort	$19,543	28.1%		N/A	N/A	$	³4,175	³6.0%

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Tables)	12 Months Ended
Jun. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2013 and 2012, and the results of its operations and its cash flows for the fiscal years ended June 30, 2013 and 2012.

KENTUCKY FIRST FEDERAL BANCORP
BALANCE SHEETS
June 30, 2013 and 2012
(In thousands)

	2013	2012

ASSETS

Interest-bearing deposits in First Federal of Hazard	$1,085	$425
Interest-bearing deposits in First Federal of Frankfort	762	427
Other interest-bearing deposits	43	39
Investment in First Federal of Hazard	16,967	22,640
Investment in Frankfort First	47,270	34,977
Prepaid expenses and other assets	535	456

Total assets	$66,662	$58,964

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$40	$111

Total liabilities	40	111

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Shares acquired by stock benefit plans	(1,626)	(1,772)
Shares acquired for treasury – at cost	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders’ equity	66,622	58,853

Total liabilities and shareholders’ equity	$66,662	$58,964

Condensed Income Statement [Table Text Block]
KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF INCOME
Years ended June 30, 2013 and 2012
(Dollar amounts in thousands)

	2013	2012
Income
Interest income	$122	$121
Dividends from First Federal of Hazard	6,480	—
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(5,745)	886
Dividends from Frankfort First	—	—
Equity in undistributed earnings of Frankfort First	2,823	1,306
Total income	3,680	2,313

Non-interest expenses	752	838

Earnings before income taxes	2,928	1,475

Federal income tax expense (benefit)	12	(240)

NET INCOME	$2,916	$1,715

Condensed Cash Flow Statement [Table Text Block]
KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF CASH FLOWS
For Years ended June 30, 2013 and 2012
(Dollar amounts in thousands)

	2013	2012
Cash flows from operating activities:
Net earnings for the year	$2,916	$1,715
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	2,921	(2,192)
Noncash compensation expense	467	134
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(79)	65
Other liabilities	(71)	(246)
Net cash provided by operating activities	6,154	(524)

	2013	2012
Cash flows from financing activities:
Dividends paid on common stock	(1,283)	(1,604)
Acquisition of CKF Bancorp, net of cash acquired	(3,466)
Repurchase of treasury shares	(—)	(135)
Net cash used in financing activities	(4,749)	(1,739)

Net increase (decrease) in cash and cash equivalents	999	(2,263)

Cash and cash equivalents at beginning of year	891	3,154

Cash and cash equivalents at end of year	$1,890	$891

BUSINESS COMBINATION (Tables)	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company paid approximately $11.1 million ($5.1 million in cash and $6.0 million in stock) for CKF Bancorp. A summary of the net assets acquired as of December 31, 2012, follows:

(in thousands)	December 31, 2012

Consideration
Kentucky First Federal Bancorp common stock:
811,275 shares at $7.45/share closing price 12/31/12	$6,044
Cash	5,070
Fair Value of Total Consideration Transferred	$11,114

Recognized amounts of identifiable assets acquired and liabilities assumed
Assets acquired:
Cash and due from banks	$895
Interest-bearing demand deposits	7,524
Securities available for sale	8
Securities, held-to-maturity	10,778
Loans	94,086
Real estate owned, net	1,642
Premises and equipment, net	2,119
Federal Home Loan Bank stock, at cost	2,091
Accrued interest receivable	435
Prepaid FDIC assessments	212
Accrued federal income taxes	35
Deferred federal income taxes	785
Prepaid expenses and other assets	142
Total assets acquired	$120,752

Liabilities assumed
Deposits	$101,477
FHLB Advances	7,139
Advances by borrowers for taxes and insurance	30
Accrued interest payable	18
Other liabilities	16
Total liabilities assumed	108,680

Total identifiable net assets	$12,072
Bargain purchase gain	$958

Business Acquisition, Pro Forma Information [Table Text Block]
The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed date.

(in thousands except per share data)	2013	2012

Net interest income	$12,298	$12,386

Net income	$2,438	$1,112

Basic earnings per share	$0.31	$0.13

Diluted earnings per share	$0.31	$0.13

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Allocated shares	97,352	122,249
Shares committed to be released	9,338	9,338
Unearned shares	159,663	178,339
Total ESOP shares	266,353	309,926
Fair value of unearned shares at end of period (dollars in thousands)	$ 1,287	$ 1,514

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Shares,Outstanding at beginning of year	325,800
Shares, Granted	0
Shares, Exercised	0
Shares, Forfeited	0
Shares, Outstanding at end of year	325,800
Shares, Options exercisable at end of year	325,800
Weighted-average exercise price, Outstanding at beginning of year (in dollars per share)	$ 10.1
Weighted-average exercise price, Granted (in dollars per share)	$ 0
Weighted-average exercise price, Exercised (in dollars per share)	$ 0
Weighted-average exercise price, Forfeited (in dollars per share)	$ 0
Weighted-average exercise price, Outstanding at end of year (in dollars per share)	$ 10.1
Weighted-average exercise price, Options exercisable at end of year (in dollars per share)	$ 10.1
Aggregate Intrinsic Value, Outstanding at end of year (in dollars)	$ 0
Aggregate Intrinsic Value, Options exercisable at end of year (in dollars)	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net income allocated to common shareholders, basic and diluted (in dollars)	$ 2,916	$ 1,715
Basic
Weighted-average common shares outstanding	7,950,228	7,546,120
Diluted
Weighted-average common shares outstanding (diluted)	7,950,228	7,546,120

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale securities, Fair Value	$ 205	$ 189
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale securities, Fair Value	39
Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 1 [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	205
Fair Value, Inputs, Level 2 [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale securities, Fair Value	39
Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 3 [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale securities, Fair Value	0
Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	166	189
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	166	189
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale securities, Fair Value	$ 205	$ 189
Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	205
Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	0
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	8,877	807
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0	0
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	0	0
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	8,877	807
Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value		631
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value		0
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value		0
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value		631
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	633	648
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0	0
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	0	0
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	633	648
Other Real Estate Owned [Member] | Residential Real Estate Land [Member]
Available-for-sale securities, Fair Value	15
Other Real Estate Owned [Member] | Residential Real Estate Land [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0
Other Real Estate Owned [Member] | Residential Real Estate Land [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	0
Other Real Estate Owned [Member] | Residential Real Estate Land [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	15
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value		233
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value		0
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value		0
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value		$ 233

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale securities, Fair Value	$ 205	$ 189
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	8,877	807
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	4.30%
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Maximum [Member]
Range (Weighted Average)	19.80%
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Minimum [Member]
Range (Weighted Average)	3.10%
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	633
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	8.60%
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member] | Maximum [Member]
Range (Weighted Average)	18.60%
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member] | Minimum [Member]
Range (Weighted Average)	0.50%
Repossessed Assets [Member] | Residential Real Estate Land [Member]
Available-for-sale securities, Fair Value	$ 15
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	20.80%
Repossessed Assets [Member] | Residential Real Estate Land [Member] | Maximum [Member]
Range (Weighted Average)	38.90%
Repossessed Assets [Member] | Residential Real Estate Land [Member] | Minimum [Member]
Range (Weighted Average)	20.20%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Financial assets
Cash and cash equivalents, Carrying Value	$ 16,540	$ 5,735	$ 5,049
Interest-earning deposits, Carrying Value	0	100
Available-for-sale securities, Fair Value	205	189
Held-to-maturity securities, Carrying Value	12,232	4,756
Loans held for sale, Carrying Value	196	481
Loans receivable - net, Carrying Value	262,491	182,473
Federal Home Loan Bank stock, Carrying Value	7,732	5,641
Accrued interest receivable, Carrying Value	919	497
Cash and cash equivalents, Fair Value	16,540	5,735
Interest-earning deposits, Fair Value		100
Available-for-sale securities, Fair Value	205	189
Held-to-maturity Securities, Fair Value	12,354	5,144
Loans Held-for-sale, Fair Value Disclosure	196	500
Loans receivable - net, Fair Value	266,354	190,354
Accrued interest receivable, Fair Value	919	497
Financial liabilities
Deposits, Carrying Value	230,981	134,552
Federal Home Loan Bank advances, Carrying Value	24,310	27,065
Advances by borrowers for taxes and insurance, Carrying Value	562	487
Accrued interest payable, Carrying Value	36	64
Deposits, Fair Value	231,519	134,975
Federal Home Loan Bank advances, Fair Value	26,019	29,429
Advances by borrowers for taxes and insurance, Fair Value	562	487
Accrued interest payable, Fair Value	36	64
Fair Value, Inputs, Level 1 [Member]
Financial assets
Available-for-sale securities, Fair Value	0
Cash and cash equivalents, Fair Value	16,540	5,735
Interest-earning deposits, Fair Value		100
Financial liabilities
Deposits, Fair Value	75,982	51,069
Fair Value, Inputs, Level 2 [Member]
Financial assets
Available-for-sale securities, Fair Value	205
Available-for-sale securities, Fair Value	205	189
Held-to-maturity Securities, Fair Value	12,354	5,144
Loans Held-for-sale, Fair Value Disclosure	196	500
Accrued interest receivable, Fair Value	919	497
Financial liabilities
Deposits, Fair Value	155,537	83,906
Federal Home Loan Bank advances, Fair Value	26,019	29,429
Accrued interest payable, Fair Value	36	64
Fair Value, Inputs, Level 3 [Member]
Financial assets
Available-for-sale securities, Fair Value	0
Available-for-sale securities, Fair Value	0
Loans receivable - net, Fair Value	266,354	190,354
Financial liabilities
Advances by borrowers for taxes and insurance, Fair Value	$ 562	$ 487

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (Management [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Management [Member]
Outstanding principal, beginning of year	$ 797	$ 865
Changes in composition of related parties	339	0
Principal disbursed during the year	232	53
Principal repaid and refinanced during the year	(122)	(121)
Outstanding principal, end of year	$ 1,246	$ 797

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Loans held for sale, Carrying Value	$ 196,000	$ 481,000
Amortization of Mortgage Servicing Rights (MSRs)	28,000	22,000
Proceeds from Sale of Mortgage Servicing Rights (MSR)	13,200,000	12,600,000
Loan Sold Under Fhlb Program	4,100,000
Average Loan Serviced	12,700,000
Servicing Fees, Net	35,000	34,000
Mortgage Loans on Real Estate, Periodic Payment Terms	30 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	95.00%
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	80.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	9,000	17,000
Loans and Leases Receivable, Impaired, Description	Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio).
Impaired Loans Pledged As Collateral Principal Balance	213,000	1,500,000
Impaired Loans Pledged As Collateral Related Allowance	14,000	97,000
Real Estate, Gross	648,000	881,000
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	13,000	58,000
Deposits From Related Parties	4,800,000	2,200,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	146,000	180,000
Employee Stock Ownership Plan Esop Shares In Esop Surrendered	70,620	27,047
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	2,000,000	2,100,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Grant Date Fair Value	280,000	324,000
First Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	90.00%
Second Mortgage [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	10.00%
Construction Loans [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	80.00%
Multi Family and Nonresidential Loans [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms	25 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	75.00%
Mortgage Servicing Rights [Member]
Loans Held-for-sale, Mortgages	105,000	101,000
Loans To Qualified Borrowers [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Loans Secured By Savings [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Pentegra Db Plan [Member]
Entity Tax Identification Number	135645888
Multiemployer Plan Number	333
Multiemployer Plans, Plan Contributions		196,500,000	299,700,000
Multiemployer Plans, Collective-Bargaining Arrangement, Percentage of Contributions	5.00%	5.00%
Pension and Other Postretirement Benefit Expense	$ 900,000	$ 742,000
First Federal Of Hazard [Member]
Defined Benefit Plan, Funded Percentage		100.66%
First Federal Of Frankfort [Member]
Defined Benefit Plan, Funded Percentage		104.91%
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	421,216
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	168,486

SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	$ 170	$ 185
Available-for-sale Securities, Gross unrealized/ unrecognized gains	35
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0
Available-for-sale Securities, Estimated fair value	205	189
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	12,232	4,756
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	210
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	88
Held-to-maturity Securities, Estimated fair value	12,354	5,144
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	162	185
Available-for-sale Securities, Gross unrealized/ unrecognized gains	4	4
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	166	189
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	5,341	4,756
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	210	388
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	49	0
Held-to-maturity Securities, Estimated fair value	5,502	5,144
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	8	0
Available-for-sale Securities, Gross unrealized/ unrecognized gains	31
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0
Available-for-sale Securities, Estimated fair value	39	0
US Government Agencies Short-term Debt Securities [Member]
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	6,891	0
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	0
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	39
Held-to-maturity Securities, Estimated fair value	$ 6,852	$ 0

SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	$ 170	$ 185
Available-for-sale Securities, Estimated fair Value	205	189
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	12,232	4,756
Held-to-maturity Securities, Estimated fair value	12,354	5,144
US Government Agencies Short-term Debt Securities [Member]
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	6,891	0
Held-to-maturity Securities, Estimated fair value	6,852	0
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	162	185
Available-for-sale Securities, Estimated fair Value	166	189
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	5,341	4,756
Held-to-maturity Securities, Estimated fair value	5,502	5,144
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	8	0
Available-for-sale Securities, Estimated fair Value	$ 39	$ 0

SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Amortized Cost, Total	$ 12,232	$ 4,756
Fair Value, Total	12,354	5,144
US Government Agencies Short-term Debt Securities [Member]
Amortized Cost, Within one year	1,535
Amortized Cost, One to five years	5,356
Amortized Cost, Total	6,891	0
Fair Value, Within one year	1,535
Fair Value, One to five years	5,317
Fair Value, Total	$ 6,852	$ 0

SECURITIES (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	$ 7.6
Securities Loaned, Fair Value of Collateral	$ 3.1

LOANS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Construction	$ 1,753	$ 964
Land	2,821	1,259
Farm	1,843	0
Nonresidential real estate	22,092	9,839
Commercial and industrial	3,189	0
Consumer and other, Loans on deposits	2,710	2,281
Consumer and other, Home equity	5,757	4,865
Consumer and other, Automobile	72	0
Consumer and other, Unsecured	708	0
Loans Receivable, Recorded Investment	264,543	183,789
Undisbursed portion of loans in process	(833)	(544)
Deferred loan origination fees (cost)	91	103
Allowance for loan losses	(1,310)	(875)	(764)
Loans receivable - net, Carrying Value	262,491	182,473
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment	209,092	149,086
Allowance for loan losses	(871)	(565)	(490)
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment	14,506	15,495
Allowance for loan losses	$ (63)	$ (49)	$ (11)

LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Loans individually evaluated for impairment, Recorded investment in loans	$ 4,715
Financing Receivable, Acquired with Deteriorated Credit Quality	4,162
Ending loans balance, Recorded Investments	8,877
Loans individually evaluated for impairment, Ending allowance attributed to loans	14
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	14
Loans collectively evaluated for impairment, Recorded investment in loans	255,666	181,032
Loans collectively evaluated for impairment, Ending allowance attributed to loans	1,096	578
Loans collectively evaluated for impairment, Unallocated allowance	200	200
Loans collectively evaluated for impairment, Total allowance	1,296	778
Loans Receivable, Recorded Investment	264,543	183,789
Impaired financing receivable, Ending allowance attributed to loans	1,110	675
Loans and Leases Receivable Unallocated Allowances	200	200
Allowance for loan losses	1,310	875	764
Residential Real Estate One To Four Family [Member]
Loans individually evaluated for impairment, Recorded investment in loans	4,715	2,757
Financing Receivable, Acquired with Deteriorated Credit Quality	2,989
Ending loans balance, Recorded Investments	7,704
Loans individually evaluated for impairment, Ending allowance attributed to loans	14	97
Loans individually evaluated for impairment, Unallocated allowance	0	0
Loans individually evaluated for impairment,Total allowance	14	97
Loans collectively evaluated for impairment, Recorded investment in loans	201,388	146,329
Loans collectively evaluated for impairment, Ending allowance attributed to loans	860	468
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	860	468
Loans Receivable, Recorded Investment	209,092	149,086
Allowance for loan losses	871	565	490
Residential Real Estate Multi Family [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	14,506	15,495
Loans collectively evaluated for impairment, Ending allowance attributed to loans	63	49
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	63	49
Loans Receivable, Recorded Investment	14,506	15,495
Allowance for loan losses	63	49	11
Construction [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	1,753	964
Loans collectively evaluated for impairment, Ending allowance attributed to loans	8	3
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	8	3
Loans Receivable, Recorded Investment	1,753	964
Allowance for loan losses	8	3	5
Nonresidential Real Estate And Land [Member]
Loans individually evaluated for impairment, Recorded investment in loans	0
Financing Receivable, Acquired with Deteriorated Credit Quality	546
Ending loans balance, Recorded Investments	546
Loans individually evaluated for impairment, Ending allowance attributed to loans	0
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	0
Loans collectively evaluated for impairment, Recorded investment in loans	21,546	11,098
Loans collectively evaluated for impairment, Ending allowance attributed to loans	94	35
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	94	35
Loans Receivable, Recorded Investment		11,098
Allowance for loan losses	94	35	36
Loan On Deposit [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	2,710	2,281
Loans collectively evaluated for impairment, Ending allowance attributed to loans	12	7
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	12	7
Loans Receivable, Recorded Investment	2,710	2,281
Consumer and Other Loan [Member]
Loans collectively evaluated for impairment, Recorded investment in loans		4,865
Loans collectively evaluated for impairment, Ending allowance attributed to loans		16
Loans collectively evaluated for impairment, Unallocated allowance		0
Loans collectively evaluated for impairment, Total allowance		16
Loans Receivable, Recorded Investment		4,865
Allowance for loan losses		16	14
Unallocated Loans [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	0	0
Loans collectively evaluated for impairment, Ending allowance attributed to loans	0	0
Loans collectively evaluated for impairment, Unallocated allowance	200	200
Loans collectively evaluated for impairment, Total allowance	200	200
Allowance for loan losses	200	200	200
Farm [Member]
Loans individually evaluated for impairment, Recorded investment in loans	0
Financing Receivable, Acquired with Deteriorated Credit Quality	485
Ending loans balance, Recorded Investments	485
Loans individually evaluated for impairment, Ending allowance attributed to loans	0
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	0
Loans collectively evaluated for impairment, Recorded investment in loans	1,358
Loans collectively evaluated for impairment, Ending allowance attributed to loans	6
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	6
Loans Receivable, Recorded Investment	1,843
Unsecured Loans [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	708
Loans collectively evaluated for impairment, Ending allowance attributed to loans	3
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	3
Loans Receivable, Recorded Investment	708
Allowance for loan losses	6	0
Home Equity Line of Credit [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	5,757
Loans collectively evaluated for impairment, Ending allowance attributed to loans	25
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	25
Loans Receivable, Recorded Investment	5,757
Allowance for loan losses	25	16
Commercial and industrial [Member]
Loans individually evaluated for impairment, Recorded investment in loans	0
Financing Receivable, Acquired with Deteriorated Credit Quality	119
Ending loans balance, Recorded Investments	119
Loans individually evaluated for impairment, Ending allowance attributed to loans	0
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	0
Loans collectively evaluated for impairment, Recorded investment in loans	3,070
Loans collectively evaluated for impairment, Ending allowance attributed to loans	13
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	13
Loans Receivable, Recorded Investment	3,189
Automobile Loan [Member]
Loans individually evaluated for impairment, Recorded investment in loans	0
Financing Receivable, Acquired with Deteriorated Credit Quality	23
Ending loans balance, Recorded Investments	23
Loans individually evaluated for impairment, Ending allowance attributed to loans	0
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	0
Loans collectively evaluated for impairment, Recorded investment in loans	49
Loans collectively evaluated for impairment, Ending allowance attributed to loans	0
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	0
Loans Receivable, Recorded Investment	72
Allowance for loan losses	0	0
Land [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	2,821
Loans collectively evaluated for impairment, Ending allowance attributed to loans	12
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	12
Loans Receivable, Recorded Investment	$ 2,821

LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Impaired loans, Recorded Investment	$ 8,877	$ 2,757
Impaired loans, Allowance for Loan Losses Allocated	14	97
Impaired loans, Average Recorded Investment	6,929	2,323
Impaired loans, Interest Income Recognized	116	72
Impaired loans, Cash Basis Income Recognized	116	72
Impaired loans, Recorded Investment, With No Related Allowance	8,664
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	6,812
Impaired loans, Interest Income Recognized, With No Related Allowance	116
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	116
Residential Real Estate One To Four Family [Member]
Impaired loans, Recorded Investment, With No Related Allowance	7,491	1,222
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	6,108	889
Impaired loans, Interest Income Recognized, With No Related Allowance	116	45
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	116	45
Impaired loans, Recorded Investment, With An Allowance	213	1,535
Impaired loans, Allowance for Loan Losses Allocated, With An Allowance	14	97
Impaired loans, Average Recorded Investment, With An Allowance	117	1,434
Impaired loans, Interest Income Recognized, With An Allowance	0	27
Impaired loans, Cash Basis Income Recognized, With An Allowance	0	27
Farm [Member]
Impaired loans, Recorded Investment, With No Related Allowance	485
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	291
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0
Non Residential Real Estate [Member]
Impaired loans, Recorded Investment, With No Related Allowance	546
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	328
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0
Commercial and industrial [Member]
Impaired loans, Recorded Investment, With No Related Allowance	119
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	71
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0
Automobile Loan [Member]
Impaired loans, Recorded Investment, With No Related Allowance	23
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	14
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	$ 0

LOANS (Details 3) (Residential Real Estate One To Four Family [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment, Nonaccrual	$ 5,989	$ 1,593
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 1,972	$ 201

LOANS (Details 4) (Residential Real Estate One To Four Family [Member], Troubled Debt Restructuring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member]
TDRs, Number of Loans	33
TDRs, Pre Modification Outstanding Recorded Investment	$ 3,115
TDRs, Post Modification Outstanding Recorded Investment	3,123
TDRs, Performing to Modified Terms	827
TDRs, Not Performing to Modified Terms	$ 2,043

LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Loans Receivable, Recorded Investment, 30-89 Days Past Due	$ 5,419	$ 4,332
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	5,245	1,794
Loans Receivable, Recorded Investment, Total Past Due	10,664	6,126
Loans Receivable, Recorded Investment, Loans Not Past Due	253,879	177,663
Loans Receivable, Recorded Investment, Total	264,543	183,789
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	5,290	4,332
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	5,034	1,794
Loans Receivable, Recorded Investment, Total Past Due	10,324	6,126
Loans Receivable, Recorded Investment, Loans Not Past Due	198,768	142,960
Loans Receivable, Recorded Investment, Total	209,092	149,086
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	14,506	15,495
Loans Receivable, Recorded Investment, Total	14,506	15,495
Construction [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	42	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	42	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,711	964
Loans Receivable, Recorded Investment, Total	1,753	964
Nonresidential Real Estate And Land [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due		0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due		0
Loans Receivable, Recorded Investment, Total Past Due		0
Loans Receivable, Recorded Investment, Loans Not Past Due		11,098
Loans Receivable, Recorded Investment, Total		11,098
Farm [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0
Loans Receivable, Recorded Investment, Total Past Due	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,843
Loans Receivable, Recorded Investment, Total	1,843
Consumer and Other Loan [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due		0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due		0
Loans Receivable, Recorded Investment, Total Past Due		0
Loans Receivable, Recorded Investment, Loans Not Past Due		4,865
Loans Receivable, Recorded Investment, Total		4,865
Loan On Deposit [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,710	2,281
Loans Receivable, Recorded Investment, Total	2,710	2,281
Home Equity Line of Credit [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	23
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	23
Loans Receivable, Recorded Investment, Total Past Due	46
Loans Receivable, Recorded Investment, Loans Not Past Due	5,711
Loans Receivable, Recorded Investment, Total	5,757
Unsecured Loans [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	48
Loans Receivable, Recorded Investment, Total Past Due	48
Loans Receivable, Recorded Investment, Loans Not Past Due	660
Loans Receivable, Recorded Investment, Total	708
Land [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0
Loans Receivable, Recorded Investment, Total Past Due	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,821
Loans Receivable, Recorded Investment, Total	2,821
Commercial and industrial [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0
Loans Receivable, Recorded Investment, Total Past Due	0
Loans Receivable, Recorded Investment, Loans Not Past Due	3,189
Loans Receivable, Recorded Investment, Total	3,189
Non Residential Real Estate [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	35
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	140
Loans Receivable, Recorded Investment, Total Past Due	175
Loans Receivable, Recorded Investment, Loans Not Past Due	21,917
Loans Receivable, Recorded Investment, Total	22,092
Automobile Loan [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	29
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0
Loans Receivable, Recorded Investment, Total Past Due	29
Loans Receivable, Recorded Investment, Loans Not Past Due	43
Loans Receivable, Recorded Investment, Total	$ 72

LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Loans Receivable, Recorded Investment	$ 264,543	$ 183,789
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment	209,092	149,086
Residential Real Estate One To Four Family [Member] | Pass [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	4,923	64
Residential Real Estate One To Four Family [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	9,832	3,057
Residential Real Estate One To Four Family [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	194,337	145,965
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment	14,506	15,495
Residential Real Estate Multi Family [Member] | Pass [Member]
Loans Receivable, Recorded Investment	12,956	12,692
Residential Real Estate Multi Family [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	1,550	2,803
Residential Real Estate Multi Family [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	0
Construction [Member]
Loans Receivable, Recorded Investment	1,753	964
Construction [Member] | Pass [Member]
Loans Receivable, Recorded Investment	1,753	964
Construction [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Construction [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Construction [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Construction [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	0
Nonresidential Real Estate And Land [Member]
Loans Receivable, Recorded Investment		11,098
Nonresidential Real Estate And Land [Member] | Pass [Member]
Loans Receivable, Recorded Investment		10,831
Nonresidential Real Estate And Land [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment		267
Nonresidential Real Estate And Land [Member] | Substandard [Member]
Loans Receivable, Recorded Investment		0
Nonresidential Real Estate And Land [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment		0
Nonresidential Real Estate And Land [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment		0
Land [Member]
Loans Receivable, Recorded Investment	2,821
Land [Member] | Pass [Member]
Loans Receivable, Recorded Investment	2,050
Land [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Land [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	771
Land [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Land [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Farm [Member]
Loans Receivable, Recorded Investment	1,843
Farm [Member] | Pass [Member]
Loans Receivable, Recorded Investment	1,843
Farm [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Farm [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0
Farm [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Farm [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Non Residential Real Estate [Member]
Loans Receivable, Recorded Investment	22,092
Non Residential Real Estate [Member] | Pass [Member]
Loans Receivable, Recorded Investment	19,246
Non Residential Real Estate [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Non Residential Real Estate [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	2,846
Non Residential Real Estate [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Non Residential Real Estate [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Commercial and industrial [Member]
Loans Receivable, Recorded Investment	3,189
Commercial and industrial [Member] | Pass [Member]
Loans Receivable, Recorded Investment	3,071
Commercial and industrial [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Commercial and industrial [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	118
Commercial and industrial [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Commercial and industrial [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Consumer and Other Loan [Member]
Loans Receivable, Recorded Investment		4,865
Consumer and Other Loan [Member] | Pass [Member]
Loans Receivable, Recorded Investment		0
Consumer and Other Loan [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment		0
Consumer and Other Loan [Member] | Substandard [Member]
Loans Receivable, Recorded Investment		0
Consumer and Other Loan [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment		0
Consumer and Other Loan [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment		4,865
Loans On Deposits [Member] | Pass [Member]
Loans Receivable, Recorded Investment	2,710	0
Loans On Deposits [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	2,281
Home Equity Line of Credit [Member]
Loans Receivable, Recorded Investment	5,757
Home Equity Line of Credit [Member] | Pass [Member]
Loans Receivable, Recorded Investment	5,757
Home Equity Line of Credit [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Home Equity Line of Credit [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0
Home Equity Line of Credit [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Home Equity Line of Credit [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Automobile Loan [Member]
Loans Receivable, Recorded Investment	72
Automobile Loan [Member] | Pass [Member]
Loans Receivable, Recorded Investment	37
Automobile Loan [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Automobile Loan [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	35
Automobile Loan [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Automobile Loan [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Unsecured Loans [Member]
Loans Receivable, Recorded Investment	708
Unsecured Loans [Member] | Pass [Member]
Loans Receivable, Recorded Investment	681
Unsecured Loans [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	27
Unsecured Loans [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0
Unsecured Loans [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Unsecured Loans [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	$ 0

LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Allowance for Loan and Lease Losses, Beginning balance	$ 875	$ 764
Allowance for Loan and Lease Losses, Provision for loan losses	662	139
Allowance for Loan and Lease Losses, Loans charged off	(227)	(28)
Allowance for Loan and Lease Losses, Recoveries	2	0
Allowance for Loan and Lease Losses, Ending balance	1,310	875
Loans On Deposits [Member]
Allowance for Loan and Lease Losses, Beginning balance	7	8
Allowance for Loan and Lease Losses, Provision for loan losses	5	(1)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	12	7
Home Equity Line of Credit [Member]
Allowance for Loan and Lease Losses, Beginning balance	16
Allowance for Loan and Lease Losses, Provision for loan losses	9
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	25
Automobile Loan [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	0
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	0
Unsecured Loans [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	4
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	2
Allowance for Loan and Lease Losses, Ending balance	6
Unallocated Loans [Member]
Allowance for Loan and Lease Losses, Beginning balance	200	200
Allowance for Loan and Lease Losses, Provision for loan losses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	200	200
Consumer and Other Loan [Member]
Allowance for Loan and Lease Losses, Beginning balance		14
Allowance for Loan and Lease Losses, Provision for loan losses		26
Allowance for Loan and Lease Losses, Loans charged off		(24)
Allowance for Loan and Lease Losses, Recoveries		0
Allowance for Loan and Lease Losses, Ending balance		16
Residential Real Estate One To Four Family [Member]
Allowance for Loan and Lease Losses, Beginning balance	565	490
Allowance for Loan and Lease Losses, Provision for loan losses	535	79
Allowance for Loan and Lease Losses, Loans charged off	(229)	(4)
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	871	565
Residential Real Estate Multi Family [Member]
Allowance for Loan and Lease Losses, Beginning balance	49	11
Allowance for Loan and Lease Losses, Provision for loan losses	14	38
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	63	49
Residential Real Estate Construction [Member]
Allowance for Loan and Lease Losses, Beginning balance	3	5
Allowance for Loan and Lease Losses, Provision for loan losses	5	(2)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	8	3
Land [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	12
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	12
Farm [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	6
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	6
Nonresidential Real Estate And Land [Member]
Allowance for Loan and Lease Losses, Beginning balance	35	36
Allowance for Loan and Lease Losses, Provision for loan losses	59	(1)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	94	35
Commercial and industrial [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	13
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	$ 13

LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Outstanding balance	$ 4,162
Land [Member]
Outstanding balance	485
Non Residential Real Estate [Member]
Outstanding balance	546
Commercial non-mortgage loans [Member]
Outstanding balance	119
Consumer loans [Member]
Outstanding balance	23
Residential Real Estate One To Four Family [Member]
Outstanding balance	$ 2,989

LOANS (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Balance at July 1, 2012	$ 0
New loans purchased	1,423
Accretion of income	(129)
Reclassifications from nonaccretable difference	0
Disposals	0
Balance at June 30, 2013	$ 1,294

LOANS (Details Textual) (USD $)	12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013 Subsequent Event [Member]
Financing Receivables Troubled Debt Restructuring Specific Reserves	$ 2,000
Financing Receivable, Modifications, Recorded Investment		474,000
Financing Receivable, Acquired with Deteriorated Credit Quality		4,162,000
Certain Loans and Debt Securities Acquired in Transfer, Allowance for Credit Losses Due to Subsequent Impairment		1,200,000
Financing Receivables Troubled Debt Restructuring Default Recorded Investment		2,200,000
Financing Receivable, Modifications, Subsequent Default, Recorded Investment			$ 624,000

REAL ESTATE OWNED (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Balance at beginning of year	$ 2,445	$ 4,304
Acquired from CKF Bancorp	1,632	0
Additions	367	96
Impairment charges	(25)	(67)
Disposals	(3,256)	(1,888)
Balance at end of year	$ 1,163	$ 2,445

PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Land	$ 1,493	$ 860
Buildings and improvements	6,454	3,842
Furniture and equipment	1,949	1,097
Automobiles	29	29
Property, Plant and Equipment, Gross	9,925	5,828
Less: accumulated depreciation	5,317	3,184
Balance at end of year	$ 4,608	$ 2,644

DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Non-interest bearing checking accounts	$ 3,807	$ 1,704
Checking accounts	11,526	7,615
Savings accounts	47,050	36,913
Money market demand deposits	13,664	4,837
Total demand, transaction and passbook deposits	76,047	51,069
Certificates of deposit:
Less than 12 months	95,967	3,940
12 months to 36 months	49,278	72,405
More than 36 months	9,689	7,138
Total certificates of deposit	154,934	83,483
Total deposits	$ 230,981	$ 134,552

DEPOSITS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
2014	$ 94,560
2015	34,586
2016	15,743
2017	5,778
2018 and thereafter	4,270
Total certificates of deposit	$ 154,934	$ 83,483

DEPOSITS (Details Textual) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Time Deposits, $100,000 or More	$ 62.6	$ 28.7

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
2014	$ 14,555	$ 9,810
2015	2,366	7,555
2016	623	2,366
2017	431	623
2018	2,328	431
2019	3,249	2,328
2020	189	3,249
2021-2031	514	703
Advances from Federal Home Loan Banks, Total	24,255
Premium assigned to borrowings in CKF Bancorp acquisition, net of amortization	55
Long-term Federal Home Loan Bank Advances, Total	$ 24,310	$ 27,065

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details Textual) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Advances from Federal Home Loan Banks, Total	$ 24,255,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	1.11%	1.11%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	6.95%	6.95%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	2.17%	2.27%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	110,900,000
Residential Mortgage [Member]
Advances from Federal Home Loan Banks, Total	$ 31,600,000	38,200,000

FEDERAL INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Federal income taxes at the statutory rate	$ 1,436	$ 869
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(30)	(30)
Bargain purchase gain	(326)	0
Merger-related expenses	225	0
Other	3	1
Federal Income Tax Expense (Benefit), Continuing Operations	$ 1,308	$ 840

FEDERAL INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets:
General loan loss allowance	$ 445	$ 297
Deferred compensation and benefits	239	257
Charitable contributions	3	3
Fair value accounting adjustments on acquisition	1,187	0
Nonaccrued interest on loans	87	21
Other real estate owned adjustments	330	259
Other	9	0
Total deferred tax assets	2,300	837
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,541)	(1,074)
Deferred loan origination costs	(25)	(32)
Loan servicing rights	(23)	(12)
Fair value accounting adjustments on acquisition	(760)	(463)
Unrealized gain on investments	(12)	0
Depreciation	(150)	(30)
Total deferred tax liabilities	(2,511)	(1,611)
Net deferred tax liability	$ (211)	$ (774)

FEDERAL INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Balance at beginning of year	$ 0	$ 80
Additions/(reductions) based on tax positions for the current year	80	(80)
Balance at end of year	$ 80	$ 0

FEDERAL INCOME TAXES (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 1997
Effective Income Tax Rate Reconciliation Deductions Bad Debt		8.00%
Retained Earnings Not Recognized Federal Income Taxes	$ 5.2
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 1.8

LOAN COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Unused Commitments to Extend Credit	$ 13,318	$ 10,569
Unused commitments, Revolving, open-end lines secured by real estate [Member]
Unused Commitments to Extend Credit	9,026	8,332
Unused commitments, Commitments to fund real estate construction loans [Member]
Unused Commitments to Extend Credit	1,284	948
Other unused commitments, Commercial and industrial loans [Member]
Unused Commitments to Extend Credit	2,126	143
Other unused commitments, Other [Member]
Unused Commitments to Extend Credit	866	1,146
Other unused commitments, Letters of credit [Member]
Unused Commitments to Extend Credit	$ 16	$ 0

LOAN COMMITMENTS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Mortgage Loans on Real Estate, Face Amount of Mortgages	$ 415,000	$ 592,000
Mortgage Loans on Real Estate, Minimum Interest Rate in Range	3.25%	4.53%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range	4.83%	7.25%
Mortgage Loans On Real Estate Maturity Term Minimum	10 years	10 years
Mortgage Loans On Real Estate Maturity Term Maximum	30 years	30 years

REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
First Federal Of Hazard [Member]
Tier 1 core capital, Actual Amount	$ 15,165	$ 20,764
Tier 1 core capital, Actual Ratio	17.70%	21.20%
Tier 1 core capital, For capital adequacy purposes Amount	3,427	3,926
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	4,283	4,908
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	15,689	21,185
Total risk-based capital, Actual Ratio	37.50%	42.20%
Total risk-based capital, For capital adequacy purposes Amount	3,351	4,013
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	4,189	5,016
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	15,165	20,764
Tier 1 risk-based capital, Actual Ratio	36.20%	41.40%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	2,514	3,010
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
First Federal Of Frankfort [Member]
Tier 1 core capital, Actual Amount	31,795	19,543
Tier 1 core capital, Actual Ratio	13.70%	15.90%
Tier 1 core capital, For capital adequacy purposes Amount	9,880	5,511
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	12,350	6,889
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	32,543	19,997
Total risk-based capital, Actual Ratio	25.10%	28.70%
Total risk-based capital, For capital adequacy purposes Amount	10,368	5,566
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	12,960	6,958
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	31,795	19,543
Tier 1 risk-based capital, Actual Ratio	24.50%	28.10%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 7,776	$ 4,175
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%

REGULATORY CAPITAL (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Dividends Waived	$ 1.9
Residential Real Estate One To Four Family [Member]
Tier 1 core capital, Actual Ratio	4.00%
Tier 1 risk-based capital, Actual Ratio	8.00%
Capital to Risk Weighted Assets	50.00%

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Other interest-bearing deposits	$ 0	$ 100
Prepaid expenses and other assets	682	508
Total assets	324,062	222,949
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	257,440	164,096
Shareholders' equity
Common stock	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Shares acquired by stock benefit plans	(1,626)	(1,772)
Shares acquired for treasury - at cost	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders' equity	66,622	58,853	58,697
Total liabilities and shareholders' equity	324,062	222,949
Parent Company [Member]
ASSETS
Interest-bearing deposits in First Federal of Hazard	1,085	425
Interest-bearing deposits in First Federal of Frankfort	762	427
Other interest-bearing deposits	43	39
Investment in First Federal of Hazard	16,967	22,640
Investment in Frankfort First	47,270	34,977
Prepaid expenses and other assets	535	456
Total assets	66,662	58,964
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	40	111
Total liabilities	40	111
Shareholders' equity
Common stock	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Shares acquired by stock benefit plans	(1,626)	(1,772)
Shares acquired for treasury - at cost	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders' equity	66,622	58,853
Total liabilities and shareholders' equity	$ 66,662	$ 58,964

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income
Interest income	$ 11,958	$ 10,156
Non-interest expenses	6,911	5,423
Earnings before income taxes	4,224	2,555
Federal income tax expense (benefit)	1,308	840
NET INCOME	2,916	1,715
Parent Company [Member]
Income
Interest income	122	121
Dividends from First Federal of Hazard	6,480	0
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(5,745)	886
Dividends from Frankfort First	0	0
Equity in undistributed earnings of Frankfort First	2,823	1,306
Total income	3,680	2,313
Non-interest expenses	752	838
Earnings before income taxes	2,928	1,475
Federal income tax expense (benefit)	12	(240)
NET INCOME	$ 2,916	$ 1,715

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net earnings for the year	$ 2,916	$ 1,715
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	146	180
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	449	50
Net cash provided by operating activities	4,728	1,443
Cash flows from financing activities:
Dividends paid on common stock	(1,283)	(1,604)
Acquisition of CKF Bancorp, net of cash acquired	(3,352)	0
Repurchase of treasury shares	(61)	(135)
Net cash used in financing activities	(9,780)	(5,295)
Net increase (decrease) in cash and cash equivalents	10,805	686
Beginning cash and cash equivalents	5,735	5,049
Ending cash and cash equivalents	16,540	5,735
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	2,916	1,715
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	2,921	(2,192)
Noncash compensation expense	467	134
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(79)	65
Other liabilities	(71)	(246)
Net cash provided by operating activities	6,154	(524)
Cash flows from financing activities:
Dividends paid on common stock	(1,283)	(1,604)
Acquisition of CKF Bancorp, net of cash acquired	(3,466)
Repurchase of treasury shares	0	(135)
Net cash used in financing activities	(4,749)	(1,739)
Net increase (decrease) in cash and cash equivalents	999	(2,263)
Beginning cash and cash equivalents	891	3,154
Ending cash and cash equivalents	$ 1,890	$ 891

BUSINESS COMBINATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Ckf Bancorp [Member]
Consideration
Kentucky First Federal Bancorp common stock: 811,275 shares at $7.45/share closing price 12/31/12			$ 6,044
Cash			5,070
Fair Value of Total Consideration Transferred			11,114
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from banks			895
Interest-bearing demand deposits			7,524
Securities available for sale			8
Securities, held-to-maturity			10,778
Loans			94,086
Real estate owned, net			1,642
Premises and equipment, net			2,119
Federal Home Loan Bank stock, at cost			2,091
Accrued interest receivable			435
Prepaid FDIC assessments			212
Accrued federal income taxes			35
Deferred federal income taxes			785
Prepaid expenses and other assets			142
Total assets acquired			120,752
Liabilities assumed
Deposits			101,477
FHLB Advances			7,139
Advances by borrowers for taxes and insurance			30
Accrued interest payable			18
Other liabilities			16
Total liabilities assumed			108,680
Total identifiable net assets			12,072
Bargain purchase gain	$ 958	$ 0	$ 958

BUSINESS COMBINATION (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net interest income	$ 12,298	$ 12,386
Net income	$ 2,438	$ 1,112
Basic earnings per share (in dollars per share)	$ 0.31	$ 0.13
Diluted earnings per share (in dollars per share)	$ 0.31	$ 0.13

BUSINESS COMBINATION (Details Textual) (Ckf Bancorp [Member], USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Business Acquisition, Percentage Of Voting Interests Acquired	100.00%
Business Acquisition, Equity Interest Issued Or Issuable, Number Of Shares	811,275
Business Acquisition, Share Price	$ 7.45
Business Combination, Acquisition Related Costs		$ 281,000	$ 118,000
Financing Receivable [Member]
Business Combination, Acquired Receivables, Fair Value	87,600,000
Business Combination, Acquired Receivables, Gross Contractual Amount	$ 89,000,000